EXHIBIT 99

 MONTHLY SERVICER’S CERTIFICATE

 BARCLAYS BANK DELAWARE

BARCLAYS DRYROCK ISSUANCE TRUST

Series 2014-1

The undersigned, a duly authorized representative of Barclays Bank Delaware, as servicer (“BBD”), pursuant to the Amended and Restated Servicing Agreement, dated August 1, 2012 and as amended and restated as of December 17, 2013 (the “Agreement”), among BARCLAYS DRYROCK FUNDING LLC, a Delaware limited liability company, as transferor, BBD, as servicer and administrator, BARCLAYS DRYROCK ISSUANCE TRUST, a statutory trust created under the laws of the State of Delaware (the “Trust”), and U.S. BANK NATIONAL ASSOCIATION, as Indenture Trustee (the “Indenture Trustee”), does hereby certify that:

1.
Capitalized terms used in this Certificate have their respective meanings set forth in the Agreement or the Amended and Restated Indenture, dated as of August 1, 2012, amended and restated as of December 17, 2013 and as amended by the first amendment thereto, dated as of July 6, 2015 (the “Indenture”), between the Trust and the Indenture Trustee, as supplemented by the Series 2014-1 Indenture Supplement, dated as of March 4, 2014 (as amended, the “Indenture Supplement” and together with the Indenture, the “Indenture”), as applicable.

2.	BBD is, as of the date hereof, the Servicer under the Agreement.
3.	The undersigned is an Authorized Officer of the Servicer who is duly authorized pursuant to the Agreement to execute and deliver this Certificate to the Indenture Trustee.
4.	This Certificate relates to the Payment Date occurring on April 15, 2016.
5.
As of the date hereof, to the best knowledge of the undersigned, the Servicer has performed in all material respects its obligations under the Agreement and the Indenture through the Monthly Period preceding such Payment Date and no material default in the performance of such obligations has occurred or is continuing except as set forth in paragraph 6 below.

6.
The following is a description of each material default in the performance of the Servicer’s obligations under the provisions of the Agreement known to me to have been made by the Servicer through the Monthly Period preceding such Payment Date, which sets forth in detail (i) the nature of each such default, (ii) the action taken by the Servicer, if any, to remedy each such default and (iii) the current status of each such default:

a.

 IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Certificate this 15th day of April, 2016.

BARCLAYS BANK DELAWARE, as Servicer

By: /s/ Yasser Rezvi
Name: Yasser Rezvi
Title: Treasurer

MONTHLY NOTEHOLDERS’ STATEMENT

BARCLAYS DRYROCK ISSUANCE TRUST

Series 2014-1

MONTHLY PERIOD ENDING March 31, 2016

Pursuant to (i) the Amended and Restated Indenture, dated as of August 1, 2012, amended and restated as of December 17, 2013 and as amended by the first amendment thereto, dated as of July 6, 2015 (the “Indenture”), between Barclays Dryrock Issuance Trust (the “Issuer” or the “Trust”), and U.S. Bank National Association, as indenture trustee (the “Indenture Trustee”), as supplemented by the Indenture Supplement, dated as of March 4, 2014, (the “Indenture Supplement”), between the Issuer and the Indenture Trustee, and (ii) the Amended and Restated Servicing Agreement, dated as of August 1, 2012 and amended and restated as of December 17, 2013 (the “Servicing Agreement”), among Barclays Dryrock Funding LLC, as transferor (the “Transferor”), Barclays Bank Delaware, as servicer and administrator (“BBD” or the “Servicer”), the Issuer and the Indenture Trustee, BBD as Servicer is required to prepare certain information each month regarding current payments to the Series 2014-1 Noteholders and the performance of the Trust during the previous monthly period.  The information prepared with respect to the Payment Date of April 15, 2016 is set forth below.  Capitalized terms used in this Monthly Noteholders' Statement have their respective meanings set forth in the Indenture, the Indenture Supplement and the Servicing Agreement.

A) Information regarding payments in respect of the Class A Notes	$650,000,000.00

(1) The total amount of the payment in respect of the Class A Notes	$445,650.83
(2) The amount of the payment set forth in line item (1) above in respect of Class A Monthly Interest	$445,650.83
(3) The amount of the payment set forth in line item (1) above in respect of Class A Monthly Interest previously due but not distributed on a prior Payment Date	$0.00
(4) The amount of the payment set forth in line item (1) above in respect of Class A Additional Interest and the amount of Class A Additional Interest previously due but not distributed on a prior Payment Date	$0.00
(5) The amount of the payment set forth in line item (1) above in respect of principal of the Class A Notes	$0.00

B) Information regarding payments in respect of the Class B Notes	$246,551,000.00

(1) The total amount of the payment in respect of the Class B Notes	$0.00
(2) The amount of the payment set forth in line item (1) above in respect of Class B Monthly Interest	$0.00
(3) The amount of the payment set forth in line item (1) above in respect of Class B Monthly Interest previously due but not distributed on a prior Payment Date	$0.00
(4) The amount of the payment set forth in line item (1) above in respect of Class B Additional Interest and the amount of Class B Additional Interest previously due but not distributed on a prior Payment Date	$0.00
(5) The amount of the payment set forth in line item (1) above in respect of principal of the Class B Notes	$0.00

BARCLAYS BANK DELAWARE, as Servicer
By: /s/ Yasser Rezvi
Name: Yasser Rezvi
Title: Treasurer

MONTHLY SERVICER'S STATEMENT

BARCLAYS DRYROCK ISSUANCE TRUST

Series 2014-1

MONTHLY PERIOD ENDING March 31, 2016

Record date			March 31, 2016
Payment date			April 15, 2016
Monthly period beginning			March 01, 2016
Monthly period ending			March 31, 2016
Previous payment date			March 15, 2016
Interest period beginning			March 15, 2016
Interest period ending			April 14, 2016
Days in monthly period			31
Days in interest period			31

TRUST RECEIVABLES INFORMATION

Beginning of monthly period principal receivables balance			$7,694,197,286.46
Beginning of monthly period non-principal receivables balance			$91,410,605.85
Beginning of monthly period total receivables balance			$7,785,607,892.31
Addition of principal receivables balance			$0.00
Addition of non-principal receivables balance			$0.00
Removal of principal receivables balance			$0.00
Removal of non-principal receivables balance			$0.00
End of monthly period principal receivables balance			$7,624,643,493.94
End of monthly period non-principal receivables balance			$84,659,304.17
End of monthly period total receivables balance			$7,709,302,798.11

TRUST COLLECTIONS INFORMATION

Finance charge collections			$78,452,368.63
Fees			$11,775,491.81
Interchange			$35,511,976.44
Recoveries			$3,351,166.21
Investment earnings on Issuer Accounts			$65,355.67
Total finance charge collections			$129,091,003.09
Principal collections			$1,913,079,781.39
*Total payment rate			25.73%

(* Total payment rate does not include investment earnings)

TRUST DEFAULT INFORMATION

Default Amount / Total Gross Losses			$21,646,346.51
Total Recoveries			($3,351,166.21)
Total Net Losses			$18,295,180.30
Portfolio Principal Balance			$7,694,197,286.46
Total Gross Losses as a percentage of the Portfolio Principal Balance			3.38%
Total Net Losses as a percentage of the Portfolio Principal Balance			2.85%
Number of accounts experiencing a loss			6,388
Average Net Loss per account			$2,863.99

Delinquency Data	Percentage	# accounts	Total receivables
1-30 days delinquent	1.36%	31,352	$104,755,731.08
31-60 days delinquent	0.56%	11,461	$42,998,970.69
61-90 days delinquent	0.41%	7,843	$31,675,979.63
91-120 days delinquent	0.35%	6,738	$27,218,194.22
121-150 days delinquent	0.33%	6,052	$25,103,307.15
151-180 days delinquent	0.30%	5,361	$22,944,041.30
181 and greater days delinquent	0.00%	0	$0.00

TRANSFEROR INFORMATION

Transferor Percentage as of the Transferor Amount Measurement Date			33.26%
Minimum Transferor Amount Percentage in Calendar Month			31.42%
Required Transferor Amount Percentage			6.00%

ISSUER ACCOUNT INFORMATION

Barclays Dryrock Issuance Trust Collection Account balance as of end of monthly period			$369,002,369.19
Barclays Dryrock Issuance Trust Excess Funding Account balance as of end of monthly period			$0.00

BARCLAYS DRYROCK ISSUANCE TRUST

Series Name			2014-1
Expected Final Payment Date			02/15/2017
Scheduled start of accumulation period			08/01/2016
Series 2014-1 Stated Principal Amount			$896,551,000.00
Series 2014-1 Allocation Amount			$896,551,000.00
Series 2014-1 Floating Allocation Percentage			11.6523%
Series 2014-1 Principal Allocation Percentage			11.6523%
Current period USD LIBOR			0.44%

Class Details	Margin	Total Interest Rate	Stated Principal Amount
Class A	0.36%	0.80%	$650,000,000.00
Class B	0.00%	0.00%	$246,551,000.00

ALLOCATION OF SERIES 2014-1 AVAILABLE FINANCE CHARGE COLLECTIONS

1) Series 2014-1 Available Finance Charge Collections			$15,049,687.24
2) Class A Notes
a) Class A Monthly Interest			$445,650.83
b) Class A Monthly Interest previously due but not paid			$0.00
c) Class A Additional Interest and Class A Additional Interest previously due but not paid			$0.00
3) Series 2014-1 Servicing Fee paid to Servicer			$1,480,744.02
4) Series 2014-1 Servicing Fee, previously due but not paid			$0.00
5) Class B Notes
a) Class B Monthly Interest			$0.00
b) Class B Monthly Interest previously due but not paid			$0.00
c) Class B Additional Interest and Class B Additional Interest previously due but not paid			$0.00
6) Series 2014-1 Default Amount treated as Series 2014-1 Available Principal Collections			$2,522,297.45
7) Unreimbursed Investor Charge-offs and Reallocated Principal Collections treated as Series 2014-1 Available Principal Collections			$0.00
8) Accumulation Reserve Account funding			$0.00
9) In the event of default and acceleration, the Outstanding Dollar Principal Amount of the notes treated as Series 2014-1 Available Principal Collections			$0.00
10) Shared Excess Available Finance Charge Collections available for allocation to other series in Shared Excess Available Finance Charge Collections (Group 1)			$10,600,994.94
11) Amount due under any other obligations of Barclays Dryrock Issuance Trust under the Transaction Documents			$0.00
12) Holder of the Transferor Interest			$10,600,994.94

APPLICATION OF SHARED EXCESS AVAILABLE FINANCE CHARGE COLLECTIONS ALLOCATED TO SERIES 2014-1

1) Series 2014-1 Available Finance Charge Collections Shortfall			$0.00
2) Shared Excess Available Finance Charge Collections allocated to Series 2014-1			$0.00
3) Class A Monthly Interest and Class A Additional Interest and any past due amounts			$0.00
4) Unpaid Servicing Fee			$0.00
5) Class B Monthly Interest and Class B Additional Interest and any past due amounts			$0.00
6) Default Amount treated as Available Principal Collections			$0.00
7) Unreimbursed Investor charge-offs and Reallocated Principal Collections treated as Series 2014-1 Available Principal Collections			$0.00
8) Accumulation Reserve Account			$0.00
9) Holder of the Transferor Interest			$0.00

SERIES 2014-1 AVAILABLE PRINCIPAL COLLECTIONS

Principal Collections allocated to Series 2014-1			$222,917,807.70
less Reallocated Principal Collections			$0.00
plus Series Default Amount Paid from finance charge collections			$2,522,297.45
plus an amount equal to the sum of Investor Charge-offs and the amount of Reallocated Principal Collections previously not reimbursed, paid by Available Finance Charge Collections			$0.00
Series 2014-1 Available Principal Collections			$225,440,105.15
Series 2014-1 Available Principal Collections, less any amount released and used to purchase Receivables under Section 4.01(f) of the Series 2014-1 Indenture Supplement			$63,824,564.02

APPLICATION OF SERIES 2014-1 AVAILABLE PRINCIPAL COLLECTIONS DURING REVOLVING PERIOD

1) Shared Excess Available Principal Collections			$63,824.564.02

APPLICATION OF SERIES 2014-1 PRINCIPAL COLLECTIONS DURING CONTROLLED ACCUMULATION PERIOD

1) Amount deposited in the Principal Funding Account	$0.00
2) Shared Excess Available Principal Collections	$0.00

APPLICATION OF SERIES 2014-1 AVAILABLE PRINCIPAL COLLECTIONS DURING EARLY AMORTIZATION PERIOD

1) Paid to the Class A Noteholders	$0.00
2) Paid to the Class B Noteholders	$0.00
3) Shared Excess Available Principal Collections	$0.00

APPLICATION OF SHARED EXCESS AVAILABLE PRINCIPAL COLLECTIONS ALLOCATED TO SERIES 2014-1

1) Series 2014-1 Principal Collections Shortfall	$0.00
2) Shared Excess Available Principal Collections	$0.00
3) During the Controlled Accumulation Period:
3a) Amount deposited in the Principal Funding Account	$0.00
4) During the Early Amortization Period:
4a) Paid to the Class A Noteholders	$0.00
4b) Paid to the Class B Noteholders	$0.00

Holder of the Transferor Interest	$63,824,564.02

SERIES 2014-1 ACCOUNT INFORMATION

Accumulation Reserve Account balance
Beginning balance	$0.00
Current deposit	$0.00
Accumulation Reserve Draw Amount	$0.00
Ending Balance	$0.00

Principal Funding Account balance
Beginning balance	$0.00
Current deposit	$0.00
Paid to the Class A Noteholders	$0.00
Paid to the Class B Noteholders	$0.00
Ending Balance	$0.00

SERIES 2014-1 PERFORMANCE DATA

Portfolio Yield
Current Monthly Period	16.77%
Prior Monthly Period	16.36%
Second Prior Monthly Period	14.59%
Base Rate
Current Monthly Period	2.60%
Prior Monthly Period	2.53%
Second Prior Monthly Period	2.61%
Excess Spread Percentage
Current Monthly Period	14.17%
Prior Monthly Period	13.82%
Second Prior Monthly Period	11.98%
Quarterly Excess Spread Percentage	13.32%
Required Excess Spread Percentage	0.00%
Is the Quarterly Excess Spread Percentage greater than the Required Excess Spread Percentage?	Yes

To the knowledge of the undersigned, no Early Amortization Event or Early Redemption Event has occurred.

Capitalized terms used in the Monthly Servicer's Statement have their respective meanings set forth in the Indenture, Indenture Supplement and the Servicing Agreement.

At the date of this report, the Transferor as “originator” for the purposes of EU Regulation no. 575/2013 (the “CRR”) retains an economic interest in Barclays Dryrock Issuance Trust in the form of the minimum transferor interest (option (b)) in accordance with Article 405 of the CRR. The current transferor interest is disclosed in the relevant section of this report.

BARCLAYS BANK DELAWARE, as Servicer By: /s/ Yasser Rezvi Name: Yasser Rezvi Title: Treasurer

MONTHLY SERVICER’S CERTIFICATE

 BARCLAYS BANK DELAWARE

BARCLAYS DRYROCK ISSUANCE TRUST

Series 2014-2

The undersigned, a duly authorized representative of Barclays Bank Delaware, as servicer (“BBD”), pursuant to the Amended and Restated Servicing Agreement, dated August 1, 2012 and as amended and restated as of December 17, 2013 (the “Agreement”), among BARCLAYS DRYROCK FUNDING LLC, a Delaware limited liability company, as transferor, BBD, as servicer and administrator, BARCLAYS DRYROCK ISSUANCE TRUST, a statutory trust created under the laws of the State of Delaware (the “Trust”), and U.S. BANK NATIONAL ASSOCIATION, as Indenture Trustee (the “Indenture Trustee”), does hereby certify that:

1.
Capitalized terms used in this Certificate have their respective meanings set forth in the Agreement or the Amended and Restated Indenture, dated as of August 1, 2012, amended and restated as of December 17, 2013 and as amended by the first amendment thereto, dated as of July 6, 2015 (the “Indenture”), between the Trust and the Indenture Trustee, as supplemented by the Series 2014-2 Indenture Supplement, dated as of May 28, 2014 (as amended, the “Indenture Supplement” and together with the Indenture, the “Indenture”), as applicable.

2.	BBD is, as of the date hereof, the Servicer under the Agreement.
3.	The undersigned is an Authorized Officer of the Servicer who is duly authorized pursuant to the Agreement to execute and deliver this Certificate to the Indenture Trustee.
4.	This Certificate relates to the Payment Date occurring on April 15, 2016.
5.
As of the date hereof, to the best knowledge of the undersigned, the Servicer has performed in all material respects its obligations under the Agreement and the Indenture through the Monthly Period preceding such Payment Date and no material default in the performance of such obligations has occurred or is continuing except as set forth in paragraph 6 below.

6.
The following is a description of each material default in the performance of the Servicer’s obligations under the provisions of the Agreement known to me to have been made by the Servicer through the Monthly Period preceding such Payment Date, which sets forth in detail (i) the nature of each such default, (ii) the action taken by the Servicer, if any, to remedy each such default and (iii) the current status of each such default:

a.

 IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Certificate this 15th day of April, 2016.

BARCLAYS BANK DELAWARE, as Servicer

By: /s/ Yasser Rezvi
Name: Yasser Rezvi
Title: Treasurer

MONTHLY NOTEHOLDERS’ STATEMENT

BARCLAYS DRYROCK ISSUANCE TRUST

Series 2014-2

MONTHLY PERIOD ENDING March 31, 2016

Pursuant to (i) the Amended and Restated Indenture, dated as of August 1, 2012, amended and restated as of December 17, 2013 and as amended by the first amendment thereto, dated as of July 6, 2015 (the “Indenture”), between Barclays Dryrock Issuance Trust (the “Issuer” or the “Trust”), and U.S. Bank National Association, as indenture trustee (the “Indenture Trustee”), as supplemented by the Indenture Supplement, dated as of May 28, 2014, (the “Indenture Supplement”), between the Issuer and the Indenture Trustee, and (ii) the Amended and Restated Servicing Agreement, dated as of August 1, 2012 and amended and restated as of December 17, 2013 (the “Servicing Agreement”), among Barclays Dryrock Funding LLC, as transferor (the “Transferor”), Barclays Bank Delaware, as servicer and administrator (“BBD” or the “Servicer”), the Issuer and the Indenture Trustee, BBD as Servicer is required to prepare certain information each month regarding current payments to the Series 2014-2 Noteholders and the performance of the Trust during the previous monthly period.  The information prepared with respect to the Payment Date of April 15, 2016 is set forth below.  Capitalized terms used in this Monthly Noteholders' Statement have their respective meanings set forth in the Indenture, the Indenture Supplement and the Servicing Agreement.

A) Information regarding payments in respect of the Class A Notes	$625,000,000.00

(1) The total amount of the payment in respect of the Class A Notes	$417,746.53
(2) The amount of the payment set forth in line item (1) above in respect of Class A Monthly Interest	$417,746.53
(3) The amount of the payment set forth in line item (1) above in respect of Class A Monthly Interest previously due but not distributed on a prior Payment Date	$0.00
(4) The amount of the payment set forth in line item (1) above in respect of Class A Additional Interest and the amount of Class A Additional Interest previously due but not distributed on a prior Payment Date	$0.00
(5) The amount of the payment set forth in line item (1) above in respect of principal of the Class A Notes	$0.00

B) Information regarding payments in respect of the Class B Notes	$237,068,000.00

(1) The total amount of the payment in respect of the Class B Notes	$0.00
(2) The amount of the payment set forth in line item (1) above in respect of Class B Monthly Interest	$0.00
(3) The amount of the payment set forth in line item (1) above in respect of Class B Monthly Interest previously due but not distributed on a prior Payment Date	$0.00
(4) The amount of the payment set forth in line item (1) above in respect of Class B Additional Interest and the amount of Class B Additional Interest previously due but not distributed on a prior Payment Date	$0.00
(5) The amount of the payment set forth in line item (1) above in respect of principal of the Class B Notes	$0.00

BARCLAYS BANK DELAWARE, as Servicer
By: /s/ Yasser Rezvi
Name: Yasser Rezvi
Title: Treasurer

MONTHLY SERVICER'S STATEMENT

BARCLAYS DRYROCK ISSUANCE TRUST

Series 2014-2

MONTHLY PERIOD ENDING March 31, 2016

Record date			March 31, 2016
Payment date			April 15, 2016
Monthly period beginning			March 01, 2016
Monthly period ending			March 31, 2016
Previous payment date			March 15, 2016
Interest period beginning			March 15, 2016
Interest period ending			April 14, 2016
Days in monthly period			31
Days in interest period			31

TRUST RECEIVABLES INFORMATION

Beginning of monthly period principal receivables balance			$7,694,197,286.46
Beginning of monthly period non-principal receivables balance			$91,410,605.85
Beginning of monthly period total receivables balance			$7,785,607,892.31
Addition of principal receivables balance			$0.00
Addition of non-principal receivables balance			$0.00
Removal of principal receivables balance			$0.00
Removal of non-principal receivables balance			$0.00
End of monthly period principal receivables balance			$7,624,643,493.94
End of monthly period non-principal receivables balance			$84,659,304.17
End of monthly period total receivables balance			$7,709,302,798.11

TRUST COLLECTIONS INFORMATION

Finance charge collections			$78,452,368.63
Fees			$11,775,491.81
Interchange			$35,511,976.44
Recoveries			$3,351,166.21
Investment earnings on Issuer Accounts			$65,355.67
Total finance charge collections			$129,091,003.09
Principal collections			$1,913,079,781.39
*Total payment rate			25.73%

(* Total payment rate does not include investment earnings)

TRUST DEFAULT INFORMATION

Default Amount / Total Gross Losses			$21,646,346.51
Total Recoveries			($3,351,166.21)
Total Net Losses			$18,295,180.30
Portfolio Principal Balance			$7,694,197,286.46
Total Gross Losses as a percentage of the Portfolio Principal Balance			3.38%
Total Net Losses as a percentage of the Portfolio Principal Balance			2.85%
Number of accounts experiencing a loss			6,388
Average Net Loss per account			$2,863.99

Delinquency Data	Percentage	# accounts	Total receivables
1-30 days delinquent	1.36%	31,352	$104,755,731.08
31-60 days delinquent	0.56%	11,461	$42,998,970.69
61-90 days delinquent	0.41%	7,843	$31,675,979.63
91-120 days delinquent	0.35%	6,738	$27,218,194.22
121-150 days delinquent	0.33%	6,052	$25,103,307.15
151-180 days delinquent	0.30%	5,361	$22,944,041.30
181 and greater days delinquent	0.00%	0	$0.00

TRANSFEROR INFORMATION

Transferor Percentage as of the Transferor Amount Measurement Date			33.26%
Minimum Transferor Amount Percentage in Calendar Month			31.42%
Required Transferor Amount Percentage			6.00%

ISSUER ACCOUNT INFORMATION

Barclays Dryrock Issuance Trust Collection Account balance as of end of monthly period			$369,002,369.19
Barclays Dryrock Issuance Trust Excess Funding Account balance as of end of monthly period			$0.00

BARCLAYS DRYROCK ISSUANCE TRUST

Series Name			2014-2
Expected Final Payment Date			05/15/2017
Scheduled start of accumulation period			11/01/2016
Series 2014-2 Stated Principal Amount			$862,068,000.00
Series 2014-2 Allocation Amount			$862,068,000.00
Series 2014-2 Floating Allocation Percentage			11.2041%
Series 2014-2 Principal Allocation Percentage			11.2041%
Current period USD LIBOR			0.44%

Class Details	Margin	Total Interest Rate	Stated Principal Amount
Class A	0.34%	0.78%	$625,000,000.00
Class B	0.00%	0.00%	$237,068,000.00

ALLOCATION OF SERIES 2014-2 AVAILABLE FINANCE CHARGE COLLECTIONS

1) Series 2014-2 Available Finance Charge Collections			$14,470,848.55
2) Class A Notes
a) Class A Monthly Interest			$417,746.53
b) Class A Monthly Interest previously due but not paid			$0.00
c) Class A Additional Interest and Class A Additional Interest previously due but not paid			$0.00
3) Series 2014-2 Servicing Fee paid to Servicer			$1,423,791.87
4) Series 2014-2 Servicing Fee, previously due but not paid			$0.00
5) Class B Notes
a) Class B Monthly Interest			$0.00
b) Class B Monthly Interest previously due but not paid			$0.00
c) Class B Additional Interest and Class B Additional Interest previously due but not paid			$0.00
6) Series 2014-2 Default Amount treated as Series 2014-2 Available Principal Collections			$2,425,285.24
7) Unreimbursed Investor Charge-offs and Reallocated Principal Collections treated as Series 2014-2 Available Principal Collections			$0.00
8) Accumulation Reserve Account funding			$0.00
9) In the event of default and acceleration, the Outstanding Dollar Principal Amount of the notes treated as Series 2014-2 Available Principal Collections			$0.00
10) Shared Excess Available Finance Charge Collections available for allocation to other series in Shared Excess Available Finance Charge Collections (Group 1)			$10,204,024.91
11) Amount due under any other obligations of Barclays Dryrock Issuance Trust under the Transaction Documents			$0.00
12) Holder of the Transferor Interest			$10,204,024.91

APPLICATION OF SHARED EXCESS AVAILABLE FINANCE CHARGE COLLECTIONS ALLOCATED TO SERIES 2014-2

1) Series 2014-2 Available Finance Charge Collections Shortfall			$0.00
2) Shared Excess Available Finance Charge Collections allocated to Series 2014-2			$0.00
3) Class A Monthly Interest and Class A Additional Interest and any past due amounts			$0.00
4) Unpaid Servicing Fee			$0.00
5) Class B Monthly Interest and Class B Additional Interest and any past due amounts			$0.00
6) Default Amount treated as Available Principal Collections			$0.00
7) Unreimbursed Investor charge-offs and Reallocated Principal Collections treated as Series 2014-2 Available Principal Collections			$0.00
8) Accumulation Reserve Account			$0.00
9) Holder of the Transferor Interest			$0.00

SERIES 2014-2 AVAILABLE PRINCIPAL COLLECTIONS

Principal Collections allocated to Series 2014-2			$214,343,978.91
less Reallocated Principal Collections			$0.00
plus Series Default Amount Paid from finance charge collections			$2,425,285.24
plus an amount equal to the sum of Investor Charge-offs and the amount of Reallocated Principal Collections previously not reimbursed, paid by Available Finance Charge Collections			$0.00
Series 2014-2 Available Principal Collections			$216,769,264.15
Series 2014-2 Available Principal Collections, less any amount released and used to purchase Receivables under Section 4.01(f) of the Series 2014-2 Indenture Supplement			$61,369,705.40

APPLICATION OF SERIES 2014-2 AVAILABLE PRINCIPAL COLLECTIONS DURING REVOLVING PERIOD

1) Shared Excess Available Principal Collections			$61,369,705.40

APPLICATION OF SERIES 2014-2 PRINCIPAL COLLECTIONS DURING CONTROLLED ACCUMULATION PERIOD

1) Amount deposited in the Principal Funding Account	$0.00
2) Shared Excess Available Principal Collections	$0.00

APPLICATION OF SERIES 2014-2 AVAILABLE PRINCIPAL COLLECTIONS DURING EARLY AMORTIZATION PERIOD

1) Paid to the Class A Noteholders	$0.00
2) Paid to the Class B Noteholders	$0.00
3) Shared Excess Available Principal Collections	$0.00

APPLICATION OF SHARED EXCESS AVAILABLE PRINCIPAL COLLECTIONS ALLOCATED TO SERIES 2014-2

1) Series 2014-2 Principal Collections Shortfall	$0.00
2) Shared Excess Available Principal Collections	$0.00
3) During the Controlled Accumulation Period:
3a) Amount deposited in the Principal Funding Account	$0.00
4) During the Early Amortization Period:
4a) Paid to the Class A Noteholders	$0.00
4b) Paid to the Class B Noteholders	$0.00

Holder of the Transferor Interest	$61,369,705.40

SERIES 2014-2 ACCOUNT INFORMATION

Accumulation Reserve Account balance
Beginning balance	$0.00
Current deposit	$0.00
Accumulation Reserve Draw Amount	$0.00
Ending Balance	$0.00

Principal Funding Account balance
Beginning balance	$0.00
Current deposit	$0.00
Paid to the Class A Noteholders	$0.00
Paid to the Class B Noteholders	$0.00
Ending Balance	$0.00

SERIES 2014-2 PERFORMANCE DATA

Portfolio Yield
Current Monthly Period	16.77%
Prior Monthly Period	16.36%
Second Prior Monthly Period	14.59%
Base Rate
Current Monthly Period	2.58%
Prior Monthly Period	2.52%
Second Prior Monthly Period	2.59%
Excess Spread Percentage
Current Monthly Period	14.19%
Prior Monthly Period	13.84%
Second Prior Monthly Period	11.99%
Quarterly Excess Spread Percentage	13.34%
Required Excess Spread Percentage	0.00%
Is the Quarterly Excess Spread Percentage greater than the Required Excess Spread Percentage?	Yes

To the knowledge of the undersigned, no Early Amortization Event or Early Redemption Event has occurred.

Capitalized terms used in the Monthly Servicer's Statement have their respective meanings set forth in the Indenture, Indenture Supplement and the Servicing Agreement.

At the date of this report, the Transferor as “originator” for the purposes of EU Regulation no. 575/2013 (the “CRR”) retains an economic interest in Barclays Dryrock Issuance Trust in the form of the minimum transferor interest (option (b)) in accordance with Article 405 of the CRR. The current transferor interest is disclosed in the relevant section of this report.

BARCLAYS BANK DELAWARE, as Servicer By: /s/ Yasser Rezvi Name: Yasser Rezvi Title: Treasurer

 MONTHLY SERVICER’S CERTIFICATE

 BARCLAYS BANK DELAWARE

BARCLAYS DRYROCK ISSUANCE TRUST

Series 2014-3

The undersigned, a duly authorized representative of Barclays Bank Delaware, as servicer (“BBD”), pursuant to the Amended and Restated Servicing Agreement, dated August 1, 2012 and as amended and restated as of December 17, 2013 (the “Agreement”), among BARCLAYS DRYROCK FUNDING LLC, a Delaware limited liability company, as transferor, BBD, as servicer and administrator, BARCLAYS DRYROCK ISSUANCE TRUST, a statutory trust created under the laws of the State of Delaware (the “Trust”), and U.S. BANK NATIONAL ASSOCIATION, as Indenture Trustee (the “Indenture Trustee”), does hereby certify that:

1.
Capitalized terms used in this Certificate have their respective meanings set forth in the Agreement or the Amended and Restated Indenture, dated as of August 1, 2012, amended and restated as of December 17, 2013 and as amended by the first amendment thereto, dated as of July 6, 2015 (the “Indenture”), between the Trust and the Indenture Trustee, as supplemented by the Series 2014-3 Indenture Supplement, dated as of September 18, 2014 (as amended, the “Indenture Supplement” and together with the Indenture, the “Indenture”), as applicable.

2.	BBD is, as of the date hereof, the Servicer under the Agreement.
3.	The undersigned is an Authorized Officer of the Servicer who is duly authorized pursuant to the Agreement to execute and deliver this Certificate to the Indenture Trustee.
4.	This Certificate relates to the Payment Date occurring on April 15, 2016.
5.
As of the date hereof, to the best knowledge of the undersigned, the Servicer has performed in all material respects its obligations under the Agreement and the Indenture through the Monthly Period preceding such Payment Date and no material default in the performance of such obligations has occurred or is continuing except as set forth in paragraph 6 below.

6.
The following is a description of each material default in the performance of the Servicer’s obligations under the provisions of the Agreement known to me to have been made by the Servicer through the Monthly Period preceding such Payment Date, which sets forth in detail (i) the nature of each such default, (ii) the action taken by the Servicer, if any, to remedy each such default and (iii) the current status of each such default:

a.

 IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Certificate this 15th day of April, 2016.

BARCLAYS BANK DELAWARE, as Servicer

By: /s/ Yasser Rezvi
Name: Yasser Rezvi
Title: Treasurer

MONTHLY NOTEHOLDERS’ STATEMENT

BARCLAYS DRYROCK ISSUANCE TRUST

Series 2014-3

MONTHLY PERIOD ENDING March 31, 2016

Pursuant to (i) the Amended and Restated Indenture, dated as of August 1, 2012, amended and restated as of December 17, 2013 and as amended by the first amendment thereto, dated as of July 6, 2015 (the “Indenture”), between Barclays Dryrock Issuance Trust (the “Issuer” or the “Trust”), and U.S. Bank National Association, as indenture trustee (the “Indenture Trustee”), as supplemented by the Indenture Supplement, dated as of September 18, 2014, (the “Indenture Supplement”), between the Issuer and the Indenture Trustee, and (ii) the Amended and Restated Servicing Agreement, dated as of August 1, 2012 and amended and restated as of December 17, 2013 (the “Servicing Agreement”), among Barclays Dryrock Funding LLC, as transferor (the “Transferor”), Barclays Bank Delaware, as servicer and administrator (“BBD” or the “Servicer”), the Issuer and the Indenture Trustee, BBD as Servicer is required to prepare certain information each month regarding current payments to the Series 2014-3 Noteholders and the performance of the Trust during the previous monthly period.  The information prepared with respect to the Payment Date of April 15, 2016 is set forth below.  Capitalized terms used in this Monthly Noteholders' Statement have their respective meanings set forth in the Indenture, the Indenture Supplement and the Servicing Agreement.

A) Information regarding payments in respect of the Class A Notes	$750,000,000.00

(1) The total amount of the payment in respect of the Class A Notes	$1,506,250.00
(2) The amount of the payment set forth in line item (1) above in respect of Class A Monthly Interest	$1,506,250.00
(3) The amount of the payment set forth in line item (1) above in respect of Class A Monthly Interest previously due but not distributed on a prior Payment Date	$0.00
(4) The amount of the payment set forth in line item (1) above in respect of Class A Additional Interest and the amount of Class A Additional Interest previously due but not distributed on a prior Payment Date	$0.00
(5) The amount of the payment set forth in line item (1) above in respect of principal of the Class A Notes	$0.00

B) Information regarding payments in respect of the Class B Notes	$164,635,000.00

(1) The total amount of the payment in respect of the Class B Notes	$0.00
(2) The amount of the payment set forth in line item (1) above in respect of Class B Monthly Interest	$0.00
(3) The amount of the payment set forth in line item (1) above in respect of Class B Monthly Interest previously due but not distributed on a prior Payment Date	$0.00
(4) The amount of the payment set forth in line item (1) above in respect of Class B Additional Interest and the amount of Class B Additional Interest previously due but not distributed on a prior Payment Date	$0.00
(5) The amount of the payment set forth in line item (1) above in respect of principal of the Class B Notes	$0.00

BARCLAYS BANK DELAWARE, as Servicer
By: /s/ Yasser Rezvi
Name: Yasser Rezvi
Title: Treasurer

MONTHLY SERVICER'S STATEMENT

BARCLAYS DRYROCK ISSUANCE TRUST

Series 2014-3

MONTHLY PERIOD ENDING March 31, 2016

Record date			March 31, 2016
Payment date			April 15, 2016
Monthly period beginning			March 01, 2016
Monthly period ending			March 31, 2016
Previous payment date			March 15, 2016
Interest period beginning			March 15, 2016
Interest period ending			April 14, 2016
Days in monthly period			31
Days in interest period			30

TRUST RECEIVABLES INFORMATION

Beginning of monthly period principal receivables balance			$7,694,197,286.46
Beginning of monthly period non-principal receivables balance			$91,410,605.85
Beginning of monthly period total receivables balance			$7,785,607,892.31
Addition of principal receivables balance			$0.00
Addition of non-principal receivables balance			$0.00
Removal of principal receivables balance			$0.00
Removal of non-principal receivables balance			$0.00
End of monthly period principal receivables balance			$7,624,643,493.94
End of monthly period non-principal receivables balance			$84,659,304.17
End of monthly period total receivables balance			$7,709,302,798.11

TRUST COLLECTIONS INFORMATION

Finance charge collections			$78,452,368.63
Fees			$11,775,491.81
Interchange			$35,511,976.44
Recoveries			$3,351,166.21
Investment earnings on Issuer Accounts			$65,355.67
Total finance charge collections			$129,091,003.09
Principal collections			$1,913,079,781.39
*Total payment rate			25.73%

(* Total payment rate does not include investment earnings)

TRUST DEFAULT INFORMATION

Default Amount / Total Gross Losses			$21,646,346.51
Total Recoveries			($3,351,166.21)
Total Net Losses			$18,295,180.30
Portfolio Principal Balance			$7,694,197,286.46
Total Gross Losses as a percentage of the Portfolio Principal Balance			3.38%
Total Net Losses as a percentage of the Portfolio Principal Balance			2.85%
Number of accounts experiencing a loss			6,388
Average Net Loss per account			$2,863.99

Delinquency Data	Percentage	# accounts	Total receivables
1-30 days delinquent	1.36%	31,352	$104,755,731.08
31-60 days delinquent	0.56%	11,461	$42,998,970.69
61-90 days delinquent	0.41%	7,843	$31,675,979.63
91-120 days delinquent	0.35%	6,738	$27,218,194.22
121-150 days delinquent	0.33%	6,052	$25,103,307.15
151-180 days delinquent	0.30%	5,361	$22,944,041.30
181 and greater days delinquent	0.00%	0	$0.00

TRANSFEROR INFORMATION

Transferor Percentage as of the Transferor Amount Measurement Date			33.26%
Minimum Transferor Amount Percentage in Calendar Month			31.42%
Required Transferor Amount Percentage			6.00%

ISSUER ACCOUNT INFORMATION

Barclays Dryrock Issuance Trust Collection Account balance as of end of monthly period			$369,002,369.19
Barclays Dryrock Issuance Trust Excess Funding Account balance as of end of monthly period			$0.00

BARCLAYS DRYROCK ISSUANCE TRUST

Series Name			2014-3
Expected Final Payment Date			09/16/2019
Scheduled start of accumulation period			09/01/2018
Series 2014-3 Stated Principal Amount			$914,635,000.00
Series 2014-3 Allocation Amount			$914,635,000.00
Series 2014-3 Floating Allocation Percentage			11.8873%
Series 2014-3 Principal Allocation Percentage			11.8873%

Class Details	Margin	Total Interest Rate	Stated Principal Amount
Class A		2.41%	$750,000,000.00
Class B	0.00%	0.00%	$164,635,000.00

ALLOCATION OF SERIES 2014-3 AVAILABLE FINANCE CHARGE COLLECTIONS

1) Series 2014-3 Available Finance Charge Collections			$15,353,248.92
2) Class A Notes
a) Class A Monthly Interest			$1,506,250.00
b) Class A Monthly Interest previously due but not paid			$0.00
c) Class A Additional Interest and Class A Additional Interest previously due but not paid			$0.00
3) Series 2014-3 Servicing Fee paid to Servicer			$1,510,611.52
4) Series 2014-3 Servicing Fee, previously due but not paid			$0.00
5) Class B Notes
a) Class B Monthly Interest			$0.00
b) Class B Monthly Interest previously due but not paid			$0.00
c) Class B Additional Interest and Class B Additional Interest previously due but not paid			$0.00
6) Series 2014-3 Default Amount treated as Series 2014-3 Available Principal Collections			$2,573,173.72
7) Unreimbursed Investor Charge-offs and Reallocated Principal Collections treated as Series 2014-3 Available Principal Collections			$0.00
8) Accumulation Reserve Account funding			$0.00
9) In the event of default and acceleration, the Outstanding Dollar Principal Amount of the notes treated as Series 2014-3 Available Principal Collections			$0.00
10) Shared Excess Available Finance Charge Collections available for allocation to other series in Shared Excess Available Finance Charge Collections (Group 1)			$9,763,213.68
11) Amount due under any other obligations of Barclays Dryrock Issuance Trust under the Transaction Documents			$0.00
12) Holder of the Transferor Interest			$9,763,213.68

APPLICATION OF SHARED EXCESS AVAILABLE FINANCE CHARGE COLLECTIONS ALLOCATED TO SERIES 2014-3

1) Series 2014-3 Available Finance Charge Collections Shortfall			$0.00
2) Shared Excess Available Finance Charge Collections allocated to Series 2014-3			$0.00
3) Class A Monthly Interest and Class A Additional Interest and any past due amounts			$0.00
4) Unpaid Servicing Fee			$0.00
5) Class B Monthly Interest and Class B Additional Interest and any past due amounts			$0.00
6) Default Amount treated as Available Principal Collections			$0.00
7) Unreimbursed Investor charge-offs and Reallocated Principal Collections treated as Series 2014-3 Available Principal Collections			$0.00
8) Accumulation Reserve Account			$0.00
9) Holder of the Transferor Interest			$0.00

SERIES 2014-3 AVAILABLE PRINCIPAL COLLECTIONS

Principal Collections allocated to Series 2014-3			$227,414,200.66
less Reallocated Principal Collections			$0.00
plus Series Default Amount Paid from finance charge collections			$2,573,173.72
plus an amount equal to the sum of Investor Charge-offs and the amount of Reallocated Principal Collections previously not reimbursed, paid by Available Finance Charge Collections			$0.00
Series 2014-3 Available Principal Collections			$229,987,374.38
Series 2014-3 Available Principal Collections, less any amount released and used to purchase Receivables under Section 4.01(f) of the Series 2014-3 Indenture Supplement			$43,507,903.88

APPLICATION OF SERIES 2014-3 AVAILABLE PRINCIPAL COLLECTIONS DURING REVOLVING PERIOD

1) Shared Excess Available Principal Collections			$43,507,903.88

APPLICATION OF SERIES 2014-3 PRINCIPAL COLLECTIONS DURING CONTROLLED ACCUMULATION PERIOD

1) Amount deposited in the Principal Funding Account	$0.00
2) Shared Excess Available Principal Collections	$0.00

APPLICATION OF SERIES 2014-3 AVAILABLE PRINCIPAL COLLECTIONS DURING EARLY AMORTIZATION PERIOD

1) Paid to the Class A Noteholders	$0.00
2) Paid to the Class B Noteholders	$0.00
3) Shared Excess Available Principal Collections	$0.00

APPLICATION OF SHARED EXCESS AVAILABLE PRINCIPAL COLLECTIONS ALLOCATED TO SERIES 2014-3

1) Series 2014-3 Principal Collections Shortfall	$0.00
2) Shared Excess Available Principal Collections	$0.00
3) During the Controlled Accumulation Period:
3a) Amount deposited in the Principal Funding Account	$0.00
4) During the Early Amortization Period:
4a) Paid to the Class A Noteholders	$0.00
4b) Paid to the Class B Noteholders	$0.00

Holder of the Transferor Interest	$43,507,903.88

SERIES 2014-3 ACCOUNT INFORMATION

Accumulation Reserve Account balance
Beginning balance	$0.00
Current deposit	$0.00
Accumulation Reserve Draw Amount	$0.00
Ending Balance	$0.00

Principal Funding Account balance
Beginning balance	$0.00
Current deposit	$0.00
Paid to the Class A Noteholders	$0.00
Paid to the Class B Noteholders	$0.00
Ending Balance	$0.00

SERIES 2014-3 PERFORMANCE DATA

Portfolio Yield
Current Monthly Period	16.77%
Prior Monthly Period	16.36%
Second Prior Monthly Period	14.59%
Base Rate
Current Monthly Period	3.98%
Prior Monthly Period	3.98%
Second Prior Monthly Period	3.98%
Excess Spread Percentage
Current Monthly Period	12.79%
Prior Monthly Period	12.38%
Second Prior Monthly Period	10.61%
Quarterly Excess Spread Percentage	11.93%
Required Excess Spread Percentage	0.00%
Is the Quarterly Excess Spread Percentage greater than the Required Excess Spread Percentage?	Yes

To the knowledge of the undersigned, no Early Amortization Event or Early Redemption Event has occurred.

Capitalized terms used in the Monthly Servicer's Statement have their respective meanings set forth in the Indenture, Indenture Supplement and the Servicing Agreement.

At the date of this report, the Transferor as “originator” for the purposes of EU Regulation no. 575/2013 (the “CRR”) retains an economic interest in Barclays Dryrock Issuance Trust in the form of the minimum transferor interest (option (b)) in accordance with Article 405 of the CRR. The current transferor interest is disclosed in the relevant section of this report.

BARCLAYS BANK DELAWARE, as Servicer By: /s/ Yasser Rezvi Name: Yasser Rezvi Title: Treasurer

 MONTHLY SERVICER’S CERTIFICATE

 BARCLAYS BANK DELAWARE

BARCLAYS DRYROCK ISSUANCE TRUST

Series 2014-4

The undersigned, a duly authorized representative of Barclays Bank Delaware, as servicer (“BBD”), pursuant to the Amended and Restated Servicing Agreement, dated August 1, 2012 and as amended and restated as of December 17, 2013 (the “Agreement”), among BARCLAYS DRYROCK FUNDING LLC, a Delaware limited liability company, as transferor, BBD, as servicer and administrator, BARCLAYS DRYROCK ISSUANCE TRUST, a statutory trust created under the laws of the State of Delaware (the “Trust”), and U.S. BANK NATIONAL ASSOCIATION, as Indenture Trustee (the “Indenture Trustee”), does hereby certify that:

1.
Capitalized terms used in this Certificate have their respective meanings set forth in the Agreement or the Amended and Restated Indenture, dated as of August 1, 2012, amended and restated as of December 17, 2013 and as amended by the first amendment thereto, dated as of July 6, 2015 (the “Indenture”), between the Trust and the Indenture Trustee, as supplemented by the Series 2014-4 Indenture Supplement, dated as of November 26, 2014 (as amended, the “Indenture Supplement” and together with the Indenture, the “Indenture”), as applicable.

2.	BBD is, as of the date hereof, the Servicer under the Agreement.
3.	The undersigned is an Authorized Officer of the Servicer who is duly authorized pursuant to the Agreement to execute and deliver this Certificate to the Indenture Trustee.
4.	This Certificate relates to the Payment Date occurring on April 15, 2016.
5.
As of the date hereof, to the best knowledge of the undersigned, the Servicer has performed in all material respects its obligations under the Agreement and the Indenture through the Monthly Period preceding such Payment Date and no material default in the performance of such obligations has occurred or is continuing except as set forth in paragraph 6 below.

6.
The following is a description of each material default in the performance of the Servicer’s obligations under the provisions of the Agreement known to me to have been made by the Servicer through the Monthly Period preceding such Payment Date, which sets forth in detail (i) the nature of each such default, (ii) the action taken by the Servicer, if any, to remedy each such default and (iii) the current status of each such default:

a.

 IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Certificate this 15th day of April, 2016.

BARCLAYS BANK DELAWARE, as Servicer

By: /s/ Yasser Rezvi
Name: Yasser Rezvi
Title: Treasurer

MONTHLY NOTEHOLDERS’ STATEMENT

BARCLAYS DRYROCK ISSUANCE TRUST

Series 2014-4

MONTHLY PERIOD ENDING March 31, 2016

Pursuant to (i) the Amended and Restated Indenture, dated as of August 1, 2012, amended and restated as of December 17, 2013 and as amended by the first amendment thereto, dated as of July 6, 2015 (the “Indenture”), between Barclays Dryrock Issuance Trust (the “Issuer” or the “Trust”), and U.S. Bank National Association, as indenture trustee (the “Indenture Trustee”), as supplemented by the Indenture Supplement, dated as of November 26, 2014, (the “Indenture Supplement”), between the Issuer and the Indenture Trustee, and (ii) the Amended and Restated Servicing Agreement, dated as of August 1, 2012 and amended and restated as of December 17, 2013 (the “Servicing Agreement”), among Barclays Dryrock Funding LLC, as transferor (the “Transferor”), Barclays Bank Delaware, as servicer and administrator (“BBD” or the “Servicer”), the Issuer and the Indenture Trustee, BBD as Servicer is required to prepare certain information each month regarding current payments to the Series 2014-4 Noteholders and the performance of the Trust during the previous monthly period.  The information prepared with respect to the Payment Date of April 15, 2016 is set forth below.  Capitalized terms used in this Monthly Noteholders' Statement have their respective meanings set forth in the Indenture, the Indenture Supplement and the Servicing Agreement.

A) Information regarding payments in respect of the Class A Notes	$250,000,000.00

(1) The total amount of the payment in respect of the Class A Notes	$177,862.50
(2) The amount of the payment set forth in line item (1) above in respect of Class A Monthly Interest	$177,862.50
(3) The amount of the payment set forth in line item (1) above in respect of Class A Monthly Interest previously due but not distributed on a prior Payment Date	$0.00
(4) The amount of the payment set forth in line item (1) above in respect of Class A Additional Interest and the amount of Class A Additional Interest previously due but not distributed on a prior Payment Date	$0.00
(5) The amount of the payment set forth in line item (1) above in respect of principal of the Class A Notes	$0.00

B) Information regarding payments in respect of the Class B Notes	$66,456,000.00

(1) The total amount of the payment in respect of the Class B Notes	$0.00
(2) The amount of the payment set forth in line item (1) above in respect of Class B Monthly Interest	$0.00
(3) The amount of the payment set forth in line item (1) above in respect of Class B Monthly Interest previously due but not distributed on a prior Payment Date	$0.00
(4) The amount of the payment set forth in line item (1) above in respect of Class B Additional Interest and the amount of Class B Additional Interest previously due but not distributed on a prior Payment Date	$0.00
(5) The amount of the payment set forth in line item (1) above in respect of principal of the Class B Notes	$0.00

BARCLAYS BANK DELAWARE, as Servicer
By: /s/ Yasser Rezvi
Name: Yasser Rezvi
Title: Treasurer

MONTHLY SERVICER'S STATEMENT

BARCLAYS DRYROCK ISSUANCE TRUST

Series 2014-4

MONTHLY PERIOD ENDING March 31, 2016

Record date			March 31, 2016
Payment date			April 15, 2016
Monthly period beginning			March 01, 2016
Monthly period ending			March 31, 2016
Previous payment date			March 15, 2016
Interest period beginning			March 15, 2016
Interest period ending			April 14, 2016
Days in monthly period			31
Days in interest period			31

TRUST RECEIVABLES INFORMATION

Beginning of monthly period principal receivables balance			$7,694,197,286.46
Beginning of monthly period non-principal receivables balance			$91,410,605.85
Beginning of monthly period total receivables balance			$7,785,607,892.31
Addition of principal receivables balance			$0.00
Addition of non-principal receivables balance			$0.00
Removal of principal receivables balance			$0.00
Removal of non-principal receivables balance			$0.00
End of monthly period principal receivables balance			$7,624,643,493.94
End of monthly period non-principal receivables balance			$84,659,304.17
End of monthly period total receivables balance			$7,709,302,798.11

TRUST COLLECTIONS INFORMATION

Finance charge collections			$78,452,368.63
Fees			$11,775,491.81
Interchange			$35,511,976.44
Recoveries			$3,351,166.21
Investment earnings on Issuer Accounts			$65,355.67
Total finance charge collections			$129,091,003.09
Principal collections			$1,913,079,781.39
*Total payment rate			25.73%

(* Total payment rate does not include investment earnings)

TRUST DEFAULT INFORMATION

Default Amount / Total Gross Losses			$21,646,346.51
Total Recoveries			($3,351,166.21)
Total Net Losses			$18,295,180.30
Portfolio Principal Balance			$7,694,197,286.46
Total Gross Losses as a percentage of the Portfolio Principal Balance			3.38%
Total Net Losses as a percentage of the Portfolio Principal Balance			2.85%
Number of accounts experiencing a loss			6,388
Average Net Loss per account			$2,863.99

Delinquency Data	Percentage	# accounts	Total receivables
1-30 days delinquent	1.36%	31,352	$104,755,731.08
31-60 days delinquent	0.56%	11,461	$42,998,970.69
61-90 days delinquent	0.41%	7,843	$31,675,979.63
91-120 days delinquent	0.35%	6,738	$27,218,194.22
121-150 days delinquent	0.33%	6,052	$25,103,307.15
151-180 days delinquent	0.30%	5,361	$22,944,041.30
181 and greater days delinquent	0.00%	0	$0.00

TRANSFEROR INFORMATION

Transferor Percentage as of the Transferor Amount Measurement Date			33.26%
Minimum Transferor Amount Percentage in Calendar Month			31.42%
Required Transferor Amount Percentage			6.00%

ISSUER ACCOUNT INFORMATION

Barclays Dryrock Issuance Trust Collection Account balance as of end of monthly period			$369,002,369.19
Barclays Dryrock Issuance Trust Excess Funding Account balance as of end of monthly period			$0.00

BARCLAYS DRYROCK ISSUANCE TRUST

Series Name			2014-4
Expected Final Payment Date			11/15/2017
Scheduled start of accumulation period			11/01/2016
Series 2014-4 Stated Principal Amount			$316,456,000.00
Series 2014-4 Allocation Amount			$316,456,000.00
Series 2014-4 Floating Allocation Percentage			4.1129%
Series 2014-4 Principal Allocation Percentage			4.1129%
Current period USD LIBOR			0.44%

Class Details	Margin	Total Interest Rate	Stated Principal Amount
Class A	0.39%	0.83%	$250,000,000.00
Class B	0.00%	0.00%	$66,456,000.00

ALLOCATION OF SERIES 2014-4 AVAILABLE FINANCE CHARGE COLLECTIONS

1) Series 2014-4 Available Finance Charge Collections			$5,312,094.70
2) Class A Notes
a) Class A Monthly Interest			$177,862.50
b) Class A Monthly Interest previously due but not paid			$0.00
c) Class A Additional Interest and Class A Additional Interest previously due but not paid			$0.00
3) Series 2014-4 Servicing Fee paid to Servicer			$522,658.89
4) Series 2014-4 Servicing Fee, previously due but not paid			$0.00
5) Class B Notes
a) Class B Monthly Interest			$0.00
b) Class B Monthly Interest previously due but not paid			$0.00
c) Class B Additional Interest and Class B Additional Interest previously due but not paid			$0.00
6) Series 2014-4 Default Amount treated as Series 2014-4 Available Principal Collections			$890,296.48
7) Unreimbursed Investor Charge-offs and Reallocated Principal Collections treated as Series 2014-4 Available Principal Collections			$0.00
8) Accumulation Reserve Account funding			$0.00
9) In the event of default and acceleration, the Outstanding Dollar Principal Amount of the notes treated as Series 2014-4 Available Principal Collections			$0.00
10) Shared Excess Available Finance Charge Collections available for allocation to other series in Shared Excess Available Finance Charge Collections (Group 1)			$3,721,276.83
11) Amount due under any other obligations of Barclays Dryrock Issuance Trust under the Transaction Documents			$0.00
12) Holder of the Transferor Interest			$3,721,276.83

APPLICATION OF SHARED EXCESS AVAILABLE FINANCE CHARGE COLLECTIONS ALLOCATED TO SERIES 2014-4

1) Series 2014-4 Available Finance Charge Collections Shortfall			$0.00
2) Shared Excess Available Finance Charge Collections allocated to Series 2014-4			$0.00
3) Class A Monthly Interest and Class A Additional Interest and any past due amounts			$0.00
4) Unpaid Servicing Fee			$0.00
5) Class B Monthly Interest and Class B Additional Interest and any past due amounts			$0.00
6) Default Amount treated as Available Principal Collections			$0.00
7) Unreimbursed Investor charge-offs and Reallocated Principal Collections treated as Series 2014-4 Available Principal Collections			$0.00
8) Accumulation Reserve Account			$0.00
9) Holder of the Transferor Interest			$0.00

SERIES 2014-4 AVAILABLE PRINCIPAL COLLECTIONS

Principal Collections allocated to Series 2014-4			$78,683,396.43
less Reallocated Principal Collections			$0.00
plus Series Default Amount Paid from finance charge collections			$890,296.48
plus an amount equal to the sum of Investor Charge-offs and the amount of Reallocated Principal Collections previously not reimbursed, paid by Available Finance Charge Collections			$0.00
Series 2014-4 Available Principal Collections			$79,573,692.91
Series 2014-4 Available Principal Collections, less any amount released and used to purchase Receivables under Section 4.01(f) of the Series 2014-4 Indenture Supplement			$17,413,869.41

APPLICATION OF SERIES 2014-4 AVAILABLE PRINCIPAL COLLECTIONS DURING REVOLVING PERIOD

1) Shared Excess Available Principal Collections			$17,413,869.41

APPLICATION OF SERIES 2014-4 PRINCIPAL COLLECTIONS DURING CONTROLLED ACCUMULATION PERIOD

1) Amount deposited in the Principal Funding Account	$0.00
2) Shared Excess Available Principal Collections	$0.00

APPLICATION OF SERIES 2014-4 AVAILABLE PRINCIPAL COLLECTIONS DURING EARLY AMORTIZATION PERIOD

1) Paid to the Class A Noteholders	$0.00
2) Paid to the Class B Noteholders	$0.00
3) Shared Excess Available Principal Collections	$0.00

APPLICATION OF SHARED EXCESS AVAILABLE PRINCIPAL COLLECTIONS ALLOCATED TO SERIES 2014-4

1) Series 2014-4 Principal Collections Shortfall	$0.00
2) Shared Excess Available Principal Collections	$0.00
3) During the Controlled Accumulation Period:
3a) Amount deposited in the Principal Funding Account	$0.00
4) During the Early Amortization Period:
4a) Paid to the Class A Noteholders	$0.00
4b) Paid to the Class B Noteholders	$0.00

Holder of the Transferor Interest	$17,413,869.41

SERIES 2014-4 ACCOUNT INFORMATION

Accumulation Reserve Account balance
Beginning balance	$0.00
Current deposit	$0.00
Accumulation Reserve Draw Amount	$0.00
Ending Balance	$0.00

Principal Funding Account balance
Beginning balance	$0.00
Current deposit	$0.00
Paid to the Class A Noteholders	$0.00
Paid to the Class B Noteholders	$0.00
Ending Balance	$0.00

SERIES 2014-4 PERFORMANCE DATA

Portfolio Yield
Current Monthly Period	16.77%
Prior Monthly Period	16.36%
Second Prior Monthly Period	14.59%
Base Rate
Current Monthly Period	2.67%
Prior Monthly Period	2.60%
Second Prior Monthly Period	2.69%
Excess Spread Percentage
Current Monthly Period	14.09%
Prior Monthly Period	13.75%
Second Prior Monthly Period	11.90%
Quarterly Excess Spread Percentage	13.25%
Required Excess Spread Percentage	0.00%
Is the Quarterly Excess Spread Percentage greater than the Required Excess Spread Percentage?	Yes

To the knowledge of the undersigned, no Early Amortization Event or Early Redemption Event has occurred.

Capitalized terms used in the Monthly Servicer's Statement have their respective meanings set forth in the Indenture, Indenture Supplement and the Servicing Agreement.

At the date of this report, the Transferor as “originator” for the purposes of EU Regulation no. 575/2013 (the “CRR”) retains an economic interest in Barclays Dryrock Issuance Trust in the form of the minimum transferor interest (option (b)) in accordance with Article 405 of the CRR. The current transferor interest is disclosed in the relevant section of this report.

BARCLAYS BANK DELAWARE, as Servicer By: /s/ Yasser Rezvi Name: Yasser Rezvi Title: Treasurer

 MONTHLY SERVICER’S CERTIFICATE

 BARCLAYS BANK DELAWARE

BARCLAYS DRYROCK ISSUANCE TRUST

Series 2014-5

The undersigned, a duly authorized representative of Barclays Bank Delaware, as servicer (“BBD”), pursuant to the Amended and Restated Servicing Agreement, dated August 1, 2012 and as amended and restated as of December 17, 2013 (the “Agreement”), among BARCLAYS DRYROCK FUNDING LLC, a Delaware limited liability company, as transferor, BBD, as servicer and administrator, BARCLAYS DRYROCK ISSUANCE TRUST, a statutory trust created under the laws of the State of Delaware (the “Trust”), and U.S. BANK NATIONAL ASSOCIATION, as Indenture Trustee (the “Indenture Trustee”), does hereby certify that:

1.
Capitalized terms used in this Certificate have their respective meanings set forth in the Agreement or the Amended and Restated Indenture, dated as of August 1, 2012, amended and restated as of December 17, 2013 and as amended by the first amendment thereto, dated as of July 6, 2015 (the “Indenture”), between the Trust and the Indenture Trustee, as supplemented by the Series 2014-5 Indenture Supplement, dated as of November 26, 2014 (as amended, the “Indenture Supplement” and together with the Indenture, the “Indenture”), as applicable.

2.	BBD is, as of the date hereof, the Servicer under the Agreement.
3.	The undersigned is an Authorized Officer of the Servicer who is duly authorized pursuant to the Agreement to execute and deliver this Certificate to the Indenture Trustee.
4.	This Certificate relates to the Payment Date occurring on April 15, 2016.
5.
As of the date hereof, to the best knowledge of the undersigned, the Servicer has performed in all material respects its obligations under the Agreement and the Indenture through the Monthly Period preceding such Payment Date and no material default in the performance of such obligations has occurred or is continuing except as set forth in paragraph 6 below.

6.
The following is a description of each material default in the performance of the Servicer’s obligations under the provisions of the Agreement known to me to have been made by the Servicer through the Monthly Period preceding such Payment Date, which sets forth in detail (i) the nature of each such default, (ii) the action taken by the Servicer, if any, to remedy each such default and (iii) the current status of each such default:

a.

 IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Certificate this 15th day of April, 2016.

BARCLAYS BANK DELAWARE, as Servicer

By: /s/ Yasser Rezvi
Name: Yasser Rezvi
Title: Treasurer

MONTHLY NOTEHOLDERS’ STATEMENT

BARCLAYS DRYROCK ISSUANCE TRUST

Series 2014-5

MONTHLY PERIOD ENDING March 31, 2016

Pursuant to (i) the Amended and Restated Indenture, dated as of August 1, 2012, amended and restated as of December 17, 2013 and as amended by the first amendment thereto, dated as of July 6, 2015 (the “Indenture”), between Barclays Dryrock Issuance Trust (the “Issuer” or the “Trust”), and U.S. Bank National Association, as indenture trustee (the “Indenture Trustee”), as supplemented by the Indenture Supplement, dated as of November 26, 2014, (the “Indenture Supplement”), between the Issuer and the Indenture Trustee, and (ii) the Amended and Restated Servicing Agreement, dated as of August 1, 2012 and amended and restated as of December 17, 2013 (the “Servicing Agreement”), among Barclays Dryrock Funding LLC, as transferor (the “Transferor”), Barclays Bank Delaware, as servicer and administrator (“BBD” or the “Servicer”), the Issuer and the Indenture Trustee, BBD as Servicer is required to prepare certain information each month regarding current payments to the Series 2014-5 Noteholders and the performance of the Trust during the previous monthly period.  The information prepared with respect to the Payment Date of April 15, 2016 is set forth below.  Capitalized terms used in this Monthly Noteholders' Statement have their respective meanings set forth in the Indenture, the Indenture Supplement and the Servicing Agreement.

A) Information regarding payments in respect of the Class A Notes	$250,000,000.00

(1) The total amount of the payment in respect of the Class A Notes	$308,333.33
(2) The amount of the payment set forth in line item (1) above in respect of Class A Monthly Interest	$308,333.33
(3) The amount of the payment set forth in line item (1) above in respect of Class A Monthly Interest previously due but not distributed on a prior Payment Date	$0.00
(4) The amount of the payment set forth in line item (1) above in respect of Class A Additional Interest and the amount of Class A Additional Interest previously due but not distributed on a prior Payment Date	$0.00
(5) The amount of the payment set forth in line item (1) above in respect of principal of the Class A Notes	$0.00

B) Information regarding payments in respect of the Class B Notes	$54,879,000.00

(1) The total amount of the payment in respect of the Class B Notes	$0.00
(2) The amount of the payment set forth in line item (1) above in respect of Class B Monthly Interest	$0.00
(3) The amount of the payment set forth in line item (1) above in respect of Class B Monthly Interest previously due but not distributed on a prior Payment Date	$0.00
(4) The amount of the payment set forth in line item (1) above in respect of Class B Additional Interest and the amount of Class B Additional Interest previously due but not distributed on a prior Payment Date	$0.00
(5) The amount of the payment set forth in line item (1) above in respect of principal of the Class B Notes	$0.00

BARCLAYS BANK DELAWARE, as Servicer
By: /s/ Yasser Rezvi
Name: Yasser Rezvi
Title: Treasurer

MONTHLY SERVICER'S STATEMENT

BARCLAYS DRYROCK ISSUANCE TRUST

Series 2014-5

MONTHLY PERIOD ENDING March 31, 2016

Record date			March 31, 2016
Payment date			April 15, 2016
Monthly period beginning			March 01, 2016
Monthly period ending			March 31, 2016
Previous payment date			March 15, 2016
Interest period beginning			March 15, 2016
Interest period ending			April 14, 2016
Days in monthly period			31
Days in interest period			30

TRUST RECEIVABLES INFORMATION

Beginning of monthly period principal receivables balance			$7,694,197,286.46
Beginning of monthly period non-principal receivables balance			$91,410,605.85
Beginning of monthly period total receivables balance			$7,785,607,892.31
Addition of principal receivables balance			$0.00
Addition of non-principal receivables balance			$0.00
Removal of principal receivables balance			$0.00
Removal of non-principal receivables balance			$0.00
End of monthly period principal receivables balance			$7,624,643,493.94
End of monthly period non-principal receivables balance			$84,659,304.17
End of monthly period total receivables balance			$7,709,302,798.11

TRUST COLLECTIONS INFORMATION

Finance charge collections			$78,452,368.63
Fees			$11,775,491.81
Interchange			$35,511,976.44
Recoveries			$3,351,166.21
Investment earnings on Issuer Accounts			$65,355.67
Total finance charge collections			$129,091,003.09
Principal collections			$1,913,079,781.39
*Total payment rate			25.73%

(* Total payment rate does not include investment earnings)

TRUST DEFAULT INFORMATION

Default Amount / Total Gross Losses			$21,646,346.51
Total Recoveries			($3,351,166.21)
Total Net Losses			$18,295,180.30
Portfolio Principal Balance			$7,694,197,286.46
Total Gross Losses as a percentage of the Portfolio Principal Balance			3.38%
Total Net Losses as a percentage of the Portfolio Principal Balance			2.85%
Number of accounts experiencing a loss			6,388
Average Net Loss per account			$2,863.99

Delinquency Data	Percentage	# accounts	Total receivables
1-30 days delinquent	1.36%	31,352	$104,755,731.08
31-60 days delinquent	0.56%	11,461	$42,998,970.69
61-90 days delinquent	0.41%	7,843	$31,675,979.63
91-120 days delinquent	0.35%	6,738	$27,218,194.22
121-150 days delinquent	0.33%	6,052	$25,103,307.15
151-180 days delinquent	0.30%	5,361	$22,944,041.30
181 and greater days delinquent	0.00%	0	$0.00

TRANSFEROR INFORMATION

Transferor Percentage as of the Transferor Amount Measurement Date			33.26%
Minimum Transferor Amount Percentage in Calendar Month			31.42%
Required Transferor Amount Percentage			6.00%

ISSUER ACCOUNT INFORMATION

Barclays Dryrock Issuance Trust Collection Account balance as of end of monthly period			$369,002,369.19
Barclays Dryrock Issuance Trust Excess Funding Account balance as of end of monthly period			$0.00

BARCLAYS DRYROCK ISSUANCE TRUST

Series Name			2014-5
Expected Final Payment Date			11/15/2017
Scheduled start of accumulation period			11/01/2016
Series 2014-5 Stated Principal Amount			$304,879,000.00
Series 2014-5 Allocation Amount			$304,879,000.00
Series 2014-5 Floating Allocation Percentage			3.9625%
Series 2014-5 Principal Allocation Percentage			3.9625%

Class Details	Margin	Total Interest Rate	Stated Principal Amount
Class A		1.48%	$250,000,000.00
Class B	0.00%	0.00%	$54,879,000.00

ALLOCATION OF SERIES 2014-5 AVAILABLE FINANCE CHARGE COLLECTIONS

1) Series 2014-5 Available Finance Charge Collections			$5,117,760.84
2) Class A Notes
a) Class A Monthly Interest			$308,333.33
b) Class A Monthly Interest previously due but not paid			$0.00
c) Class A Additional Interest and Class A Additional Interest previously due but not paid			$0.00
3) Series 2014-5 Servicing Fee paid to Servicer			$503,538.32
4) Series 2014-5 Servicing Fee, previously due but not paid			$0.00
5) Class B Notes
a) Class B Monthly Interest			$0.00
b) Class B Monthly Interest previously due but not paid			$0.00
c) Class B Additional Interest and Class B Additional Interest previously due but not paid			$0.00
6) Series 2014-5 Default Amount treated as Series 2014-5 Available Principal Collections			$857,726.52
7) Unreimbursed Investor Charge-offs and Reallocated Principal Collections treated as Series 2014-5 Available Principal Collections			$0.00
8) Accumulation Reserve Account funding			$0.00
9) In the event of default and acceleration, the Outstanding Dollar Principal Amount of the notes treated as Series 2014-5 Available Principal Collections			$0.00
10) Shared Excess Available Finance Charge Collections available for allocation to other series in Shared Excess Available Finance Charge Collections (Group 1)			$3,448,162.67
11) Amount due under any other obligations of Barclays Dryrock Issuance Trust under the Transaction Documents			$0.00
12) Holder of the Transferor Interest			$3,448,162.67

APPLICATION OF SHARED EXCESS AVAILABLE FINANCE CHARGE COLLECTIONS ALLOCATED TO SERIES 2014-5

1) Series 2014-5 Available Finance Charge Collections Shortfall			$0.00
2) Shared Excess Available Finance Charge Collections allocated to Series 2014-5			$0.00
3) Class A Monthly Interest and Class A Additional Interest and any past due amounts			$0.00
4) Unpaid Servicing Fee			$0.00
5) Class B Monthly Interest and Class B Additional Interest and any past due amounts			$0.00
6) Default Amount treated as Available Principal Collections			$0.00
7) Unreimbursed Investor charge-offs and Reallocated Principal Collections treated as Series 2014-5 Available Principal Collections			$0.00
8) Accumulation Reserve Account			$0.00
9) Holder of the Transferor Interest			$0.00

SERIES 2014-5 AVAILABLE PRINCIPAL COLLECTIONS

Principal Collections allocated to Series 2014-5			$75,804,899.33
less Reallocated Principal Collections			$0.00
plus Series Default Amount Paid from finance charge collections			$857,726.52
plus an amount equal to the sum of Investor Charge-offs and the amount of Reallocated Principal Collections previously not reimbursed, paid by Available Finance Charge Collections			$0.00
Series 2014-5 Available Principal Collections			$76,662,625.85
Series 2014-5 Available Principal Collections, less any amount released and used to purchase Receivables under Section 4.01(f) of the Series 2014-5 Indenture Supplement			$14,502,802.35

APPLICATION OF SERIES 2014-5 AVAILABLE PRINCIPAL COLLECTIONS DURING REVOLVING PERIOD

1) Shared Excess Available Principal Collections			$14,502,802.35

APPLICATION OF SERIES 2014-5 PRINCIPAL COLLECTIONS DURING CONTROLLED ACCUMULATION PERIOD

1) Amount deposited in the Principal Funding Account	$0.00
2) Shared Excess Available Principal Collections	$0.00

APPLICATION OF SERIES 2014-5 AVAILABLE PRINCIPAL COLLECTIONS DURING EARLY AMORTIZATION PERIOD

1) Paid to the Class A Noteholders	$0.00
2) Paid to the Class B Noteholders	$0.00
3) Shared Excess Available Principal Collections	$0.00

APPLICATION OF SHARED EXCESS AVAILABLE PRINCIPAL COLLECTIONS ALLOCATED TO SERIES 2014-5

1) Series 2014-5 Principal Collections Shortfall	$0.00
2) Shared Excess Available Principal Collections	$0.00
3) During the Controlled Accumulation Period:
3a) Amount deposited in the Principal Funding Account	$0.00
4) During the Early Amortization Period:
4a) Paid to the Class A Noteholders	$0.00
4b) Paid to the Class B Noteholders	$0.00

Holder of the Transferor Interest	$14,502,802.35

SERIES 2014-5 ACCOUNT INFORMATION

Accumulation Reserve Account balance
Beginning balance	$0.00
Current deposit	$0.00
Accumulation Reserve Draw Amount	$0.00
Ending Balance	$0.00

Principal Funding Account balance
Beginning balance	$0.00
Current deposit	$0.00
Paid to the Class A Noteholders	$0.00
Paid to the Class B Noteholders	$0.00
Ending Balance	$0.00

SERIES 2014-5 PERFORMANCE DATA

Portfolio Yield
Current Monthly Period	16.77%
Prior Monthly Period	16.36%
Second Prior Monthly Period	14.59%
Base Rate
Current Monthly Period	3.21%
Prior Monthly Period	3.21%
Second Prior Monthly Period	3.21%
Excess Spread Percentage
Current Monthly Period	13.55%
Prior Monthly Period	13.14%
Second Prior Monthly Period	11.37%
Quarterly Excess Spread Percentage	12.69%
Required Excess Spread Percentage	0.00%
Is the Quarterly Excess Spread Percentage greater than the Required Excess Spread Percentage?	Yes

To the knowledge of the undersigned, no Early Amortization Event or Early Redemption Event has occurred.

Capitalized terms used in the Monthly Servicer's Statement have their respective meanings set forth in the Indenture, Indenture Supplement and the Servicing Agreement.

At the date of this report, the Transferor as “originator” for the purposes of EU Regulation no. 575/2013 (the “CRR”) retains an economic interest in Barclays Dryrock Issuance Trust in the form of the minimum transferor interest (option (b)) in accordance with Article 405 of the CRR. The current transferor interest is disclosed in the relevant section of this report.

BARCLAYS BANK DELAWARE, as Servicer By: /s/ Yasser Rezvi Name: Yasser Rezvi Title: Treasurer

 MONTHLY SERVICER’S CERTIFICATE

 BARCLAYS BANK DELAWARE

BARCLAYS DRYROCK ISSUANCE TRUST

Series 2015-1

The undersigned, a duly authorized representative of Barclays Bank Delaware, as servicer (“BBD”), pursuant to the Amended and Restated Servicing Agreement, dated August 1, 2012 and as amended and restated as of December 17, 2013 (the “Agreement”), among BARCLAYS DRYROCK FUNDING LLC, a Delaware limited liability company, as transferor, BBD, as servicer and administrator, BARCLAYS DRYROCK ISSUANCE TRUST, a statutory trust created under the laws of the State of Delaware (the “Trust”), and U.S. BANK NATIONAL ASSOCIATION, as Indenture Trustee (the “Indenture Trustee”), does hereby certify that:

1.
Capitalized terms used in this Certificate have their respective meanings set forth in the Agreement or the Amended and Restated Indenture, dated as of August 1, 2012, amended and restated as of December 17, 2013 and as amended by the first amendment thereto, dated as of July 6, 2015 (the “Indenture”), between the Trust and the Indenture Trustee, as supplemented by the Series 2015-1 Indenture Supplement, dated as of March 12, 2015 (as amended, the “Indenture Supplement” and together with the Indenture, the “Indenture”), as applicable.

2.	BBD is, as of the date hereof, the Servicer under the Agreement.
3.	The undersigned is an Authorized Officer of the Servicer who is duly authorized pursuant to the Agreement to execute and deliver this Certificate to the Indenture Trustee.
4.	This Certificate relates to the Payment Date occurring on April 15, 2016.
5.
As of the date hereof, to the best knowledge of the undersigned, the Servicer has performed in all material respects its obligations under the Agreement and the Indenture through the Monthly Period preceding such Payment Date and no material default in the performance of such obligations has occurred or is continuing except as set forth in paragraph 6 below.

6.
The following is a description of each material default in the performance of the Servicer’s obligations under the provisions of the Agreement known to me to have been made by the Servicer through the Monthly Period preceding such Payment Date, which sets forth in detail (i) the nature of each such default, (ii) the action taken by the Servicer, if any, to remedy each such default and (iii) the current status of each such default:

a.

 IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Certificate this 15th day of April, 2016.

BARCLAYS BANK DELAWARE, as Servicer

By: /s/ Yasser Rezvi
Name: Yasser Rezvi
Title: Treasurer

MONTHLY NOTEHOLDERS’ STATEMENT

BARCLAYS DRYROCK ISSUANCE TRUST

Series 2015-1

MONTHLY PERIOD ENDING March 31, 2016

Pursuant to (i) the Amended and Restated Indenture, dated as of August 1, 2012, amended and restated as of December 17, 2013 and as amended by the first amendment thereto, dated as of July 6, 2015 (the “Indenture”), between Barclays Dryrock Issuance Trust (the “Issuer” or the “Trust”), and U.S. Bank National Association, as indenture trustee (the “Indenture Trustee”), as supplemented by the Indenture Supplement, dated as of March 12, 2015, (the “Indenture Supplement”), between the Issuer and the Indenture Trustee, and (ii) the Amended and Restated Servicing Agreement, dated as of August 1, 2012 and amended and restated as of December 17, 2013 (the “Servicing Agreement”), among Barclays Dryrock Funding LLC, as transferor (the “Transferor”), Barclays Bank Delaware, as servicer and administrator (“BBD” or the “Servicer”), the Issuer and the Indenture Trustee, BBD as Servicer is required to prepare certain information each month regarding current payments to the Series 2015-1 Noteholders and the performance of the Trust during the previous monthly period.  The information prepared with respect to the Payment Date of April 15, 2016 is set forth below.  Capitalized terms used in this Monthly Noteholders' Statement have their respective meanings set forth in the Indenture, the Indenture Supplement and the Servicing Agreement.

A) Information regarding payments in respect of the Class A Notes	$500,000,000.00

(1) The total amount of the payment in respect of the Class A Notes	$916,666.67
(2) The amount of the payment set forth in line item (1) above in respect of Class A Monthly Interest	$916,666.67
(3) The amount of the payment set forth in line item (1) above in respect of Class A Monthly Interest previously due but not distributed on a prior Payment Date	$0.00
(4) The amount of the payment set forth in line item (1) above in respect of Class A Additional Interest and the amount of Class A Additional Interest previously due but not distributed on a prior Payment Date	$0.00
(5) The amount of the payment set forth in line item (1) above in respect of principal of the Class A Notes	$0.00

B) Information regarding payments in respect of the Class B Notes	$109,757,000.00

(1) The total amount of the payment in respect of the Class B Notes	$0.00
(2) The amount of the payment set forth in line item (1) above in respect of Class B Monthly Interest	$0.00
(3) The amount of the payment set forth in line item (1) above in respect of Class B Monthly Interest previously due but not distributed on a prior Payment Date	$0.00
(4) The amount of the payment set forth in line item (1) above in respect of Class B Additional Interest and the amount of Class B Additional Interest previously due but not distributed on a prior Payment Date	$0.00
(5) The amount of the payment set forth in line item (1) above in respect of principal of the Class B Notes	$0.00

BARCLAYS BANK DELAWARE, as Servicer
By: /s/ Yasser Rezvi
Name: Yasser Rezvi
Title: Treasurer

MONTHLY SERVICER'S STATEMENT

BARCLAYS DRYROCK ISSUANCE TRUST

Series 2015-1

MONTHLY PERIOD ENDING March 31, 2016

Record date			March 31, 2016
Payment date			April 15, 2016
Monthly period beginning			March 01, 2016
Monthly period ending			March 31, 2016
Previous payment date			March 15, 2016
Interest period beginning			March 15, 2016
Interest period ending			April 14, 2016
Days in monthly period			31
Days in interest period			30

TRUST RECEIVABLES INFORMATION

Beginning of monthly period principal receivables balance			$7,694,197,286.46
Beginning of monthly period non-principal receivables balance			$91,410,605.85
Beginning of monthly period total receivables balance			$7,785,607,892.31
Addition of principal receivables balance			$0.00
Addition of non-principal receivables balance			$0.00
Removal of principal receivables balance			$0.00
Removal of non-principal receivables balance			$0.00
End of monthly period principal receivables balance			$7,624,643,493.94
End of monthly period non-principal receivables balance			$84,659,304.17
End of monthly period total receivables balance			$7,709,302,798.11

TRUST COLLECTIONS INFORMATION

Finance charge collections			$78,452,368.63
Fees			$11,775,491.81
Interchange			$35,511,976.44
Recoveries			$3,351,166.21
Investment earnings on Issuer Accounts			$65,355.67
Total finance charge collections			$129,091,003.09
Principal collections			$1,913,079,781.39
*Total payment rate			25.73%

(* Total payment rate does not include investment earnings)

TRUST DEFAULT INFORMATION

Default Amount / Total Gross Losses			$21,646,346.51
Total Recoveries			($3,351,166.21)
Total Net Losses			$18,295,180.30
Portfolio Principal Balance			$7,694,197,286.46
Total Gross Losses as a percentage of the Portfolio Principal Balance			3.38%
Total Net Losses as a percentage of the Portfolio Principal Balance			2.85%
Number of accounts experiencing a loss			6,388
Average Net Loss per account			$2,863.99

Delinquency Data	Percentage	# accounts	Total receivables
1-30 days delinquent	1.36%	31,352	$104,755,731.08
31-60 days delinquent	0.56%	11,461	$42,998,970.69
61-90 days delinquent	0.41%	7,843	$31,675,979.63
91-120 days delinquent	0.35%	6,738	$27,218,194.22
121-150 days delinquent	0.33%	6,052	$25,103,307.15
151-180 days delinquent	0.30%	5,361	$22,944,041.30
181 and greater days delinquent	0.00%	0	$0.00

TRANSFEROR INFORMATION

Transferor Percentage as of the Transferor Amount Measurement Date			33.26%
Minimum Transferor Amount Percentage in Calendar Month			31.42%
Required Transferor Amount Percentage			6.00%

ISSUER ACCOUNT INFORMATION

Barclays Dryrock Issuance Trust Collection Account balance as of end of monthly period			$369,002,369.19
Barclays Dryrock Issuance Trust Excess Funding Account balance as of end of monthly period			$0.00

BARCLAYS DRYROCK ISSUANCE TRUST

Series Name			2015-1
Expected Final Payment Date			02/18/2020
Scheduled start of accumulation period			02/01/2019
Series 2015-1 Stated Principal Amount			$609,757,000.00
Series 2015-1 Allocation Amount			$609,757,000.00
Series 2015-1 Floating Allocation Percentage			7.9249%
Series 2015-1 Principal Allocation Percentage			7.9249%

Class Details	Margin	Total Interest Rate	Stated Principal Amount
Class A		2.20%	$500,000,000.00
Class B	0.00%	0.00%	$109,757,000.00

ALLOCATION OF SERIES 2015-1 AVAILABLE FINANCE CHARGE COLLECTIONS

1) Series 2015-1 Available Finance Charge Collections			$10,235,504.87
2) Class A Notes
a) Class A Monthly Interest			$916,666.67
b) Class A Monthly Interest previously due but not paid			$0.00
c) Class A Additional Interest and Class A Additional Interest previously due but not paid			$0.00
3) Series 2015-1 Servicing Fee paid to Servicer			$1,007,074.86
4) Series 2015-1 Servicing Fee, previously due but not paid			$0.00
5) Class B Notes
a) Class B Monthly Interest			$0.00
b) Class B Monthly Interest previously due but not paid			$0.00
c) Class B Additional Interest and Class B Additional Interest previously due but not paid			$0.00
6) Series 2015-1 Default Amount treated as Series 2015-1 Available Principal Collections			$1,715,450.02
7) Unreimbursed Investor Charge-offs and Reallocated Principal Collections treated as Series 2015-1 Available Principal Collections			$0.00
8) Accumulation Reserve Account funding			$0.00
9) In the event of default and acceleration, the Outstanding Dollar Principal Amount of the notes treated as Series 2015-1 Available Principal Collections			$0.00
10) Shared Excess Available Finance Charge Collections available for allocation to other series in Shared Excess Available Finance Charge Collections (Group 1)			$6,596,313.32
11) Amount due under any other obligations of Barclays Dryrock Issuance Trust under the Transaction Documents			$0.00
12) Holder of the Transferor Interest			$6,596,313.32

APPLICATION OF SHARED EXCESS AVAILABLE FINANCE CHARGE COLLECTIONS ALLOCATED TO SERIES 2015-1

1) Series 2015-1 Available Finance Charge Collections Shortfall			$0.00
2) Shared Excess Available Finance Charge Collections allocated to Series 2015-1			$0.00
3) Class A Monthly Interest and Class A Additional Interest and any past due amounts			$0.00
4) Unpaid Servicing Fee			$0.00
5) Class B Monthly Interest and Class B Additional Interest and any past due amounts			$0.00
6) Default Amount treated as Available Principal Collections			$0.00
7) Unreimbursed Investor charge-offs and Reallocated Principal Collections treated as Series 2015-1 Available Principal Collections			$0.00
8) Accumulation Reserve Account			$0.00
9) Holder of the Transferor Interest			$0.00

SERIES 2015-1 AVAILABLE PRINCIPAL COLLECTIONS

Principal Collections allocated to Series 2015-1			$151,609,550.01
less Reallocated Principal Collections			$0.00
plus Series Default Amount Paid from finance charge collections			$1,715,450.02
plus an amount equal to the sum of Investor Charge-offs and the amount of Reallocated Principal Collections previously not reimbursed, paid by Available Finance Charge Collections			$0.00
Series 2015-1 Available Principal Collections			$153,325,000.03
Series 2015-1 Available Principal Collections, less any amount released and used to purchase Receivables under Section 4.01(f) of the Series 2015-1 Indenture Supplement			$29,005,353.01

APPLICATION OF SERIES 2015-1 AVAILABLE PRINCIPAL COLLECTIONS DURING REVOLVING PERIOD

1) Shared Excess Available Principal Collections			$29,005,353.01

APPLICATION OF SERIES 2015-1 PRINCIPAL COLLECTIONS DURING CONTROLLED ACCUMULATION PERIOD

1) Amount deposited in the Principal Funding Account	$0.00
2) Shared Excess Available Principal Collections	$0.00

APPLICATION OF SERIES 2015-1 AVAILABLE PRINCIPAL COLLECTIONS DURING EARLY AMORTIZATION PERIOD

1) Paid to the Class A Noteholders	$0.00
2) Paid to the Class B Noteholders	$0.00
3) Shared Excess Available Principal Collections	$0.00

APPLICATION OF SHARED EXCESS AVAILABLE PRINCIPAL COLLECTIONS ALLOCATED TO SERIES 2015-1

1) Series 2015-1 Principal Collections Shortfall	$0.00
2) Shared Excess Available Principal Collections	$0.00
3) During the Controlled Accumulation Period:
3a) Amount deposited in the Principal Funding Account	$0.00
4) During the Early Amortization Period:
4a) Paid to the Class A Noteholders	$0.00
4b) Paid to the Class B Noteholders	$0.00

Holder of the Transferor Interest	$29,005,353.01

SERIES 2015-1 ACCOUNT INFORMATION

Accumulation Reserve Account balance
Beginning balance	$0.00
Current deposit	$0.00
Accumulation Reserve Draw Amount	$0.00
Ending Balance	$0.00

Principal Funding Account balance
Beginning balance	$0.00
Current deposit	$0.00
Paid to the Class A Noteholders	$0.00
Paid to the Class B Noteholders	$0.00
Ending Balance	$0.00

SERIES 2015-1 PERFORMANCE DATA

Portfolio Yield
Current Monthly Period	16.77%
Prior Monthly Period	16.36%
Second Prior Monthly Period	14.59%
Base Rate
Current Monthly Period	3.80%
Prior Monthly Period	3.80%
Second Prior Monthly Period	3.80%
Excess Spread Percentage
Current Monthly Period	12.96%
Prior Monthly Period	12.55%
Second Prior Monthly Period	10.78%
Quarterly Excess Spread Percentage	12.10%
Required Excess Spread Percentage	0.00%
Is the Quarterly Excess Spread Percentage greater than the Required Excess Spread Percentage?	Yes

To the knowledge of the undersigned, no Early Amortization Event or Early Redemption Event has occurred.

Capitalized terms used in the Monthly Servicer's Statement have their respective meanings set forth in the Indenture, Indenture Supplement and the Servicing Agreement.

At the date of this report, the Transferor as “originator” for the purposes of EU Regulation no. 575/2013 (the “CRR”) retains an economic interest in Barclays Dryrock Issuance Trust in the form of the minimum transferor interest (option (b)) in accordance with Article 405 of the CRR. The current transferor interest is disclosed in the relevant section of this report.

BARCLAYS BANK DELAWARE, as Servicer By: /s/ Yasser Rezvi Name: Yasser Rezvi Title: Treasurer

 MONTHLY SERVICER’S CERTIFICATE

 BARCLAYS BANK DELAWARE

BARCLAYS DRYROCK ISSUANCE TRUST

Series 2015-2

The undersigned, a duly authorized representative of Barclays Bank Delaware, as servicer (“BBD”), pursuant to the Amended and Restated Servicing Agreement, dated August 1, 2012 and as amended and restated as of December 17, 2013 (the “Agreement”), among BARCLAYS DRYROCK FUNDING LLC, a Delaware limited liability company, as transferor, BBD, as servicer and administrator, BARCLAYS DRYROCK ISSUANCE TRUST, a statutory trust created under the laws of the State of Delaware (the “Trust”), and U.S. BANK NATIONAL ASSOCIATION, as Indenture Trustee (the “Indenture Trustee”), does hereby certify that:

1.
Capitalized terms used in this Certificate have their respective meanings set forth in the Agreement or the Amended and Restated Indenture, dated as of August 1, 2012, amended and restated as of December 17, 2013 and as amended by the first amendment thereto, dated as of July 6, 2015 (the “Indenture”), between the Trust and the Indenture Trustee, as supplemented by the Series 2015-2 Indenture Supplement, dated as of June 10, 2015 (as amended, the “Indenture Supplement” and together with the Indenture, the “Indenture”), as applicable.

2.	BBD is, as of the date hereof, the Servicer under the Agreement.
3.	The undersigned is an Authorized Officer of the Servicer who is duly authorized pursuant to the Agreement to execute and deliver this Certificate to the Indenture Trustee.
4.	This Certificate relates to the Payment Date occurring on April 15, 2016.
5.
As of the date hereof, to the best knowledge of the undersigned, the Servicer has performed in all material respects its obligations under the Agreement and the Indenture through the Monthly Period preceding such Payment Date and no material default in the performance of such obligations has occurred or is continuing except as set forth in paragraph 6 below.

6.
The following is a description of each material default in the performance of the Servicer’s obligations under the provisions of the Agreement known to me to have been made by the Servicer through the Monthly Period preceding such Payment Date, which sets forth in detail (i) the nature of each such default, (ii) the action taken by the Servicer, if any, to remedy each such default and (iii) the current status of each such default:

a.

 IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Certificate this 15th day of April, 2016.

BARCLAYS BANK DELAWARE, as Servicer

By: /s/ Yasser Rezvi
Name: Yasser Rezvi
Title: Treasurer

MONTHLY NOTEHOLDERS’ STATEMENT

BARCLAYS DRYROCK ISSUANCE TRUST

Series 2015-2

MONTHLY PERIOD ENDING March 31, 2016

Pursuant to (i) the Amended and Restated Indenture, dated as of August 1, 2012, amended and restated as of December 17, 2013 and as amended by the first amendment thereto, dated as of July 6, 2015 (the “Indenture”), between Barclays Dryrock Issuance Trust (the “Issuer” or the “Trust”), and U.S. Bank National Association, as indenture trustee (the “Indenture Trustee”), as supplemented by the Indenture Supplement, dated as of June 10, 2015, (the “Indenture Supplement”), between the Issuer and the Indenture Trustee, and (ii) the Amended and Restated Servicing Agreement, dated as of August 1, 2012 and amended and restated as of December 17, 2013 (the “Servicing Agreement”), among Barclays Dryrock Funding LLC, as transferor (the “Transferor”), Barclays Bank Delaware, as servicer and administrator (“BBD” or the “Servicer”), the Issuer and the Indenture Trustee, BBD as Servicer is required to prepare certain information each month regarding current payments to the Series 2015-2 Noteholders and the performance of the Trust during the previous monthly period.  The information prepared with respect to the Payment Date of April 15, 2016 is set forth below.  Capitalized terms used in this Monthly Noteholders' Statement have their respective meanings set forth in the Indenture, the Indenture Supplement and the Servicing Agreement.

A) Information regarding payments in respect of the Class A Notes	$500,000,000.00

(1) The total amount of the payment in respect of the Class A Notes	$650,000.00
(2) The amount of the payment set forth in line item (1) above in respect of Class A Monthly Interest	$650,000.00
(3) The amount of the payment set forth in line item (1) above in respect of Class A Monthly Interest previously due but not distributed on a prior Payment Date	$0.00
(4) The amount of the payment set forth in line item (1) above in respect of Class A Additional Interest and the amount of Class A Additional Interest previously due but not distributed on a prior Payment Date	$0.00
(5) The amount of the payment set forth in line item (1) above in respect of principal of the Class A Notes	$0.00

B) Information regarding payments in respect of the Class B Notes	$109,757,000.00

(1) The total amount of the payment in respect of the Class B Notes	$0.00
(2) The amount of the payment set forth in line item (1) above in respect of Class B Monthly Interest	$0.00
(3) The amount of the payment set forth in line item (1) above in respect of Class B Monthly Interest previously due but not distributed on a prior Payment Date	$0.00
(4) The amount of the payment set forth in line item (1) above in respect of Class B Additional Interest and the amount of Class B Additional Interest previously due but not distributed on a prior Payment Date	$0.00
(5) The amount of the payment set forth in line item (1) above in respect of principal of the Class B Notes	$0.00

BARCLAYS BANK DELAWARE, as Servicer
By: /s/ Yasser Rezvi
Name: Yasser Rezvi
Title: Treasurer

MONTHLY SERVICER'S STATEMENT

BARCLAYS DRYROCK ISSUANCE TRUST

Series 2015-2

MONTHLY PERIOD ENDING March 31, 2016

Record date			March 31, 2016
Payment date			April 15, 2016
Monthly period beginning			March 01, 2016
Monthly period ending			March 31, 2016
Previous payment date			March 15, 2016
Interest period beginning			March 15, 2016
Interest period ending			April 14, 2016
Days in monthly period			31
Days in interest period			30

TRUST RECEIVABLES INFORMATION

Beginning of monthly period principal receivables balance			$7,694,197,286.46
Beginning of monthly period non-principal receivables balance			$91,410,605.85
Beginning of monthly period total receivables balance			$7,785,607,892.31
Addition of principal receivables balance			$0.00
Addition of non-principal receivables balance			$0.00
Removal of principal receivables balance			$0.00
Removal of non-principal receivables balance			$0.00
End of monthly period principal receivables balance			$7,624,643,493.94
End of monthly period non-principal receivables balance			$84,659,304.17
End of monthly period total receivables balance			$7,709,302,798.11

TRUST COLLECTIONS INFORMATION

Finance charge collections			$78,452,368.63
Fees			$11,775,491.81
Interchange			$35,511,976.44
Recoveries			$3,351,166.21
Investment earnings on Issuer Accounts			$65,355.67
Total finance charge collections			$129,091,003.09
Principal collections			$1,913,079,781.39
*Total payment rate			25.73%

(* Total payment rate does not include investment earnings)

TRUST DEFAULT INFORMATION

Default Amount / Total Gross Losses			$21,646,346.51
Total Recoveries			($3,351,166.21)
Total Net Losses			$18,295,180.30
Portfolio Principal Balance			$7,694,197,286.46
Total Gross Losses as a percentage of the Portfolio Principal Balance			3.38%
Total Net Losses as a percentage of the Portfolio Principal Balance			2.85%
Number of accounts experiencing a loss			6,388
Average Net Loss per account			$2,863.99

Delinquency Data	Percentage	# accounts	Total receivables
1-30 days delinquent	1.36%	31,352	$104,755,731.08
31-60 days delinquent	0.56%	11,461	$42,998,970.69
61-90 days delinquent	0.41%	7,843	$31,675,979.63
91-120 days delinquent	0.35%	6,738	$27,218,194.22
121-150 days delinquent	0.33%	6,052	$25,103,307.15
151-180 days delinquent	0.30%	5,361	$22,944,041.30
181 and greater days delinquent	0.00%	0	$0.00

TRANSFEROR INFORMATION

Transferor Percentage as of the Transferor Amount Measurement Date			33.26%
Minimum Transferor Amount Percentage in Calendar Month			31.42%
Required Transferor Amount Percentage			6.00%

ISSUER ACCOUNT INFORMATION

Barclays Dryrock Issuance Trust Collection Account balance as of end of monthly period			$369,002,369.19
Barclays Dryrock Issuance Trust Excess Funding Account balance as of end of monthly period			$0.00

BARCLAYS DRYROCK ISSUANCE TRUST

Series Name			2015-2
Expected Final Payment Date			05/15/2018
Scheduled start of accumulation period			05/01/2017
Series 2015-2 Stated Principal Amount			$609,757,000.00
Series 2015-2 Allocation Amount			$609,757,000.00
Series 2015-2 Floating Allocation Percentage			7.9249%
Series 2015-2 Principal Allocation Percentage			7.9249%

Class Details	Margin	Total Interest Rate	Stated Principal Amount
Class A		1.56%	$500,000,000.00
Class B	0.00%	0.00%	$109,757,000.00

ALLOCATION OF SERIES 2015-2 AVAILABLE FINANCE CHARGE COLLECTIONS

1) Series 2015-2 Available Finance Charge Collections			$10,235,504.87
2) Class A Notes
a) Class A Monthly Interest			$650,000.00
b) Class A Monthly Interest previously due but not paid			$0.00
c) Class A Additional Interest and Class A Additional Interest previously due but not paid			$0.00
3) Series 2015-2 Servicing Fee paid to Servicer			$1,007,074.86
4) Series 2015-2 Servicing Fee, previously due but not paid			$0.00
5) Class B Notes
a) Class B Monthly Interest			$0.00
b) Class B Monthly Interest previously due but not paid			$0.00
c) Class B Additional Interest and Class B Additional Interest previously due but not paid			$0.00
6) Series 2015-2 Default Amount treated as Series 2015-2 Available Principal Collections			$1,715,450.02
7) Unreimbursed Investor Charge-offs and Reallocated Principal Collections treated as Series 2015-2 Available Principal Collections			$0.00
8) Accumulation Reserve Account funding			$0.00
9) In the event of default and acceleration, the Outstanding Dollar Principal Amount of the notes treated as Series 2015-2 Available Principal Collections			$0.00
10) Shared Excess Available Finance Charge Collections available for allocation to other series in Shared Excess Available Finance Charge Collections (Group 1)			$6,862,979.99
11) Amount due under any other obligations of Barclays Dryrock Issuance Trust under the Transaction Documents			$0.00
12) Holder of the Transferor Interest			$6,862,979.99

APPLICATION OF SHARED EXCESS AVAILABLE FINANCE CHARGE COLLECTIONS ALLOCATED TO SERIES 2015-2

1) Series 2015-2 Available Finance Charge Collections Shortfall			$0.00
2) Shared Excess Available Finance Charge Collections allocated to Series 2015-2			$0.00
3) Class A Monthly Interest and Class A Additional Interest and any past due amounts			$0.00
4) Unpaid Servicing Fee			$0.00
5) Class B Monthly Interest and Class B Additional Interest and any past due amounts			$0.00
6) Default Amount treated as Available Principal Collections			$0.00
7) Unreimbursed Investor charge-offs and Reallocated Principal Collections treated as Series 2015-2 Available Principal Collections			$0.00
8) Accumulation Reserve Account			$0.00
9) Holder of the Transferor Interest			$0.00

SERIES 2015-2 AVAILABLE PRINCIPAL COLLECTIONS

Principal Collections allocated to Series 2015-2			$151,609,550.01
less Reallocated Principal Collections			$0.00
plus Series Default Amount Paid from finance charge collections			$1,715,450.02
plus an amount equal to the sum of Investor Charge-offs and the amount of Reallocated Principal Collections previously not reimbursed, paid by Available Finance Charge Collections			$0.00
Series 2015-2 Available Principal Collections			$153,325,000.03
Series 2015-2 Available Principal Collections, less any amount released and used to purchase Receivables under Section 4.01(f) of the Series 2015-2 Indenture Supplement			$29,005,353.01

APPLICATION OF SERIES 2015-2 AVAILABLE PRINCIPAL COLLECTIONS DURING REVOLVING PERIOD

1) Shared Excess Available Principal Collections			$29,005,353.01

APPLICATION OF SERIES 2015-2 PRINCIPAL COLLECTIONS DURING CONTROLLED ACCUMULATION PERIOD

1) Amount deposited in the Principal Funding Account	$0.00
2) Shared Excess Available Principal Collections	$0.00

APPLICATION OF SERIES 2015-2 AVAILABLE PRINCIPAL COLLECTIONS DURING EARLY AMORTIZATION PERIOD

1) Paid to the Class A Noteholders	$0.00
2) Paid to the Class B Noteholders	$0.00
3) Shared Excess Available Principal Collections	$0.00

APPLICATION OF SHARED EXCESS AVAILABLE PRINCIPAL COLLECTIONS ALLOCATED TO SERIES 2015-2

1) Series 2015-2 Principal Collections Shortfall	$0.00
2) Shared Excess Available Principal Collections	$0.00
3) During the Controlled Accumulation Period:
3a) Amount deposited in the Principal Funding Account	$0.00
4) During the Early Amortization Period:
4a) Paid to the Class A Noteholders	$0.00
4b) Paid to the Class B Noteholders	$0.00

Holder of the Transferor Interest	$29,005,353.01

SERIES 2015-2 ACCOUNT INFORMATION

Accumulation Reserve Account balance
Beginning balance	$0.00
Current deposit	$0.00
Accumulation Reserve Draw Amount	$0.00
Ending Balance	$0.00

Principal Funding Account balance
Beginning balance	$0.00
Current deposit	$0.00
Paid to the Class A Noteholders	$0.00
Paid to the Class B Noteholders	$0.00
Ending Balance	$0.00

SERIES 2015-2 PERFORMANCE DATA

Portfolio Yield
Current Monthly Period	16.77%
Prior Monthly Period	16.36%
Second Prior Monthly Period	14.59%
Base Rate
Current Monthly Period	3.28%
Prior Monthly Period	3.28%
Second Prior Monthly Period	3.28%
Excess Spread Percentage
Current Monthly Period	13.49%
Prior Monthly Period	13.08%
Second Prior Monthly Period	11.31%
Quarterly Excess Spread Percentage	12.62%
Required Excess Spread Percentage	0.00%
Is the Quarterly Excess Spread Percentage greater than the Required Excess Spread Percentage?	Yes

To the knowledge of the undersigned, no Early Amortization Event or Early Redemption Event has occurred.

Capitalized terms used in the Monthly Servicer's Statement have their respective meanings set forth in the Indenture, Indenture Supplement and the Servicing Agreement.

At the date of this report, the Transferor as “originator” for the purposes of EU Regulation no. 575/2013 (the “CRR”) retains an economic interest in Barclays Dryrock Issuance Trust in the form of the minimum transferor interest (option (b)) in accordance with Article 405 of the CRR. The current transferor interest is disclosed in the relevant section of this report.

BARCLAYS BANK DELAWARE, as Servicer By: /s/ Yasser Rezvi Name: Yasser Rezvi Title: Treasurer

 MONTHLY SERVICER’S CERTIFICATE

 BARCLAYS BANK DELAWARE

BARCLAYS DRYROCK ISSUANCE TRUST

Series 2015-3

The undersigned, a duly authorized representative of Barclays Bank Delaware, as servicer (“BBD”), pursuant to the Amended and Restated Servicing Agreement, dated August 1, 2012 and as amended and restated as of December 17, 2013 (the “Agreement”), among BARCLAYS DRYROCK FUNDING LLC, a Delaware limited liability company, as transferor, BBD, as servicer and administrator, BARCLAYS DRYROCK ISSUANCE TRUST, a statutory trust created under the laws of the State of Delaware (the “Trust”), and U.S. BANK NATIONAL ASSOCIATION, as Indenture Trustee (the “Indenture Trustee”), does hereby certify that:

1.
Capitalized terms used in this Certificate have their respective meanings set forth in the Agreement or the Amended and Restated Indenture, dated as of August 1, 2012, amended and restated as of December 17, 2013 and as amended by the first amendment thereto, dated as of July 6, 2015 (the “Indenture”), between the Trust and the Indenture Trustee, as supplemented by the Series 2015-3 Indenture Supplement, dated as of November 4, 2015 (as amended, the “Indenture Supplement” and together with the Indenture, the “Indenture”), as applicable.

2.	BBD is, as of the date hereof, the Servicer under the Agreement.
3.	The undersigned is an Authorized Officer of the Servicer who is duly authorized pursuant to the Agreement to execute and deliver this Certificate to the Indenture Trustee.
4.	This Certificate relates to the Payment Date occurring on April 15, 2016.
5.
As of the date hereof, to the best knowledge of the undersigned, the Servicer has performed in all material respects its obligations under the Agreement and the Indenture through the Monthly Period preceding such Payment Date and no material default in the performance of such obligations has occurred or is continuing except as set forth in paragraph 6 below.

6.
The following is a description of each material default in the performance of the Servicer’s obligations under the provisions of the Agreement known to me to have been made by the Servicer through the Monthly Period preceding such Payment Date, which sets forth in detail (i) the nature of each such default, (ii) the action taken by the Servicer, if any, to remedy each such default and (iii) the current status of each such default:

a.

 IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Certificate this 15th day of April, 2016.

BARCLAYS BANK DELAWARE, as Servicer

By: /s/ Yasser Rezvi
Name: Yasser Rezvi
Title: Treasurer

MONTHLY NOTEHOLDERS’ STATEMENT

BARCLAYS DRYROCK ISSUANCE TRUST

Series 2015-3

MONTHLY PERIOD ENDING March 31, 2016

Pursuant to (i) the Amended and Restated Indenture, dated as of August 1, 2012, amended and restated as of December 17, 2013 and as amended by the first amendment thereto, dated as of July 6, 2015 (the “Indenture”), between Barclays Dryrock Issuance Trust (the “Issuer” or the “Trust”), and U.S. Bank National Association, as indenture trustee (the “Indenture Trustee”), as supplemented by the Indenture Supplement, dated as of November 4, 2015, (the “Indenture Supplement”), between the Issuer and the Indenture Trustee, and (ii) the Amended and Restated Servicing Agreement, dated as of August 1, 2012 and amended and restated as of December 17, 2013 (the “Servicing Agreement”), among Barclays Dryrock Funding LLC, as transferor (the “Transferor”), Barclays Bank Delaware, as servicer and administrator (“BBD” or the “Servicer”), the Issuer and the Indenture Trustee, BBD as Servicer is required to prepare certain information each month regarding current payments to the Series 2015-3 Noteholders and the performance of the Trust during the previous monthly period.  The information prepared with respect to the Payment Date of April 15, 2016, is set forth below.  Capitalized terms used in this Monthly Noteholders' Statement have their respective meanings set forth in the Indenture, the Indenture Supplement and the Servicing Agreement.

A) Information regarding payments in respect of the Class A Notes	$250,000,000.00

(1) The total amount of the payment in respect of the Class A Notes	$201,543.06
(2) The amount of the payment set forth in line item (1) above in respect of Class A Monthly Interest	$201,543.06
(3) The amount of the payment set forth in line item (1) above in respect of Class A Monthly Interest previously due but not distributed on a prior Payment Date	$0.00
(4) The amount of the payment set forth in line item (1) above in respect of Class A Additional Interest and the amount of Class A Additional Interest previously due but not distributed on a prior Payment Date	$0.00
(5) The amount of the payment set forth in line item (1) above in respect of principal of the Class A Notes	$0.00

B) Information regarding payments in respect of the Class B Notes	$66,456,000.00

(1) The total amount of the payment in respect of the Class B Notes	$0.00
(2) The amount of the payment set forth in line item (1) above in respect of Class B Monthly Interest	$0.00
(3) The amount of the payment set forth in line item (1) above in respect of Class B Monthly Interest previously due but not distributed on a prior Payment Date	$0.00
(4) The amount of the payment set forth in line item (1) above in respect of Class B Additional Interest and the amount of Class B Additional Interest previously due but not distributed on a prior Payment Date	$0.00
(5) The amount of the payment set forth in line item (1) above in respect of principal of the Class B Notes	$0.00

BARCLAYS BANK DELAWARE, as Servicer
By: /s/ Yasser Rezvi
Name: Yasser Rezvi
Title: Treasurer

MONTHLY SERVICER'S STATEMENT

BARCLAYS DRYROCK ISSUANCE TRUST

Series 2015-3
MONTHLY PERIOD ENDING March 31, 2016

Record date			March 31, 2016
Payment date			April 15, 2016
Monthly period beginning			March 01, 2016
Monthly period ending			March 31, 2016
Previous payment date			March 15, 2016
Interest period beginning			March 15, 2016
Interest period ending			April 14, 2016
Days in monthly period			31
Days in interest period			31

TRUST RECEIVABLES INFORMATION

Beginning of monthly period principal receivables balance			$7,694,197,286.46
Beginning of monthly period non-principal receivables balance			$91,410,605.85
Beginning of monthly period total receivables balance			$7,785,607,892.31
Addition of principal receivables balance			$0.00
Addition of non-principal receivables balance			$0.00
Removal of principal receivables balance			$0.00
Removal of non-principal receivables balance			$0.00
End of monthly period principal receivables balance			$7,624,643,493.94
End of monthly period non-principal receivables balance			$84,659,304.17
End of monthly period total receivables balance			$7,709,302,798.11

TRUST COLLECTIONS INFORMATION

Finance charge collections			$78,452,368.63
Fees			$11,775,491.81
Interchange			$35,511,976.44
Recoveries			$3,351,166.21
Investment earnings on Issuer Accounts			$65,355.67
Total finance charge collections			$129,091,003.09
Principal collections			$1,913,079,781.39
*Total payment rate			25.73%

(* Total payment rate does not include investment earnings)

TRUST DEFAULT INFORMATION

Default Amount / Total Gross Losses			$21,646,346.51
Total Recoveries			($3,351,166.21)
Total Net Losses			$18,295,180.30
Portfolio Principal Balance			$7,694,197,286.46
Total Gross Losses as a percentage of the Portfolio Principal Balance			3.38%
Total Net Losses as a percentage of the Portfolio Principal Balance			2.85%
Number of accounts experiencing a loss			6,388
Average Net Loss per account			$2,863.99

Delinquency Data	Percentage	# accounts	Total receivables
1-30 days delinquent	1.36%	31,352	$104,755,731.08
31-60 days delinquent	0.56%	11,461	$42,998,970.69
61-90 days delinquent	0.41%	7,843	$31,675,979.63
91-120 days delinquent	0.35%	6,738	$27,218,194.22
121-150 days delinquent	0.33%	6,052	$25,103,307.15
151-180 days delinquent	0.30%	5,361	$22,944,041.30
181 and greater days delinquent	0.00%	0	$0.00

TRANSFEROR INFORMATION

Transferor Percentage as of the Transferor Amount Measurement Date			33.26%
Minimum Transferor Amount Percentage in Calendar Month			31.42%
Required Transferor Amount Percentage			6.00%

ISSUER ACCOUNT INFORMATION

Barclays Dryrock Issuance Trust Collection Account balance as of end of monthly period			$369,002,369.19
Barclays Dryrock Issuance Trust Excess Funding Account balance as of end of monthly period			$0.00

BARCLAYS DRYROCK ISSUANCE TRUST

Series Name			2015-3
Expected Final Payment Date			10/16/2017
Scheduled start of accumulation period			10/01/2016
Series 2015-3 Stated Principal Amount			$316,456,000.00
Series 2015-3 Allocation Amount			$316,456,000.00
Series 2015-3 Floating Allocation Percentage			4.1129%
Series 2015-3 Principal Allocation Percentage			4.1129%
Current period USD LIBOR			0.44%

Class Details	Margin	Total Interest Rate	Stated Principal Amount
Class A	0.50%	0.94%	$250,000,000.00
Class B	0.00%	0.00%	$66,456,000.00

ALLOCATION OF SERIES 2015-3 AVAILABLE FINANCE CHARGE COLLECTIONS

1) Series 2015-3 Available Finance Charge Collections			$5,312,094.70
2) Class A Notes
a) Class A Monthly Interest			$201,543.06
b) Class A Monthly Interest previously due but not paid			$0.00
c) Class A Additional Interest and Class A Additional Interest previously due but not paid			$0.00
3) Series 2015-3 Servicing Fee paid to Servicer			$522,658.89
4) Series 2015-3 Servicing Fee, previously due but not paid			$0.00
5) Class B Notes
a) Class B Monthly Interest			$0.00
b) Class B Monthly Interest previously due but not paid			$0.00
c) Class B Additional Interest and Class B Additional Interest previously due but not paid			$0.00
6) Series 2015-3 Default Amount treated as Series 2015-3 Available Principal Collections			$890,296.48
7) Unreimbursed Investor Charge-offs and Reallocated Principal Collections treated as Series 2015-3 Available Principal Collections			$0.00
8) Accumulation Reserve Account funding			$0.00
9) In the event of default and acceleration, the Outstanding Dollar Principal Amount of the notes treated as Series 2015-3 Available Principal Collections			$0.00
10) Shared Excess Available Finance Charge Collections available for allocation to other series in Shared Excess Available Finance Charge Collections (Group 1)			$3,697,596.27
11) Amount due under any other obligations of Barclays Dryrock Issuance Trust under the Transaction Documents			$0.00
12) Holder of the Transferor Interest			$3,697,596.27

APPLICATION OF SHARED EXCESS AVAILABLE FINANCE CHARGE COLLECTIONS ALLOCATED TO SERIES 2015-3

1) Series 2015-3 Available Finance Charge Collections Shortfall			$0.00
2) Shared Excess Available Finance Charge Collections allocated to Series 2015-3			$0.00
3) Class A Monthly Interest and Class A Additional Interest and any past due amounts			$0.00
4) Unpaid Servicing Fee			$0.00
5) Class B Monthly Interest and Class B Additional Interest and any past due amounts			$0.00
6) Default Amount treated as Available Principal Collections			$0.00
7) Unreimbursed Investor charge-offs and Reallocated Principal Collections treated as Series 2015-3 Available Principal Collections			$0.00
8) Accumulation Reserve Account			$0.00
9) Holder of the Transferor Interest			$0.00

SERIES 2015-3 AVAILABLE PRINCIPAL COLLECTIONS

Principal Collections allocated to Series 2015-3			$78,683,396.43
less Reallocated Principal Collections			$0.00
plus Series Default Amount Paid from finance charge collections			$890,296.48
plus an amount equal to the sum of Investor Charge-offs and the amount of Reallocated Principal Collections previously not reimbursed, paid by Available Finance Charge Collections			$0.00
Series 2015-3 Available Principal Collections			$79,573,692.91
Series 2015-3 Available Principal Collections, less any amount released and used to purchase Receivables under Section 4.01(f) of the Series 2015-3 Indenture Supplement			$17,413,869.41

APPLICATION OF SERIES 2015-3 AVAILABLE PRINCIPAL COLLECTIONS DURING REVOLVING PERIOD

1) Shared Excess Available Principal Collections			$17,413,869.41

APPLICATION OF SERIES 2015-3 PRINCIPAL COLLECTIONS DURING CONTROLLED ACCUMULATION PERIOD

1) Amount deposited in the Principal Funding Account	$0.00
2) Shared Excess Available Principal Collections	$0.00

APPLICATION OF SERIES 2015-3 AVAILABLE PRINCIPAL COLLECTIONS DURING EARLY AMORTIZATION PERIOD

1) Paid to the Class A Noteholders	$0.00
2) Paid to the Class B Noteholders	$0.00
3) Shared Excess Available Principal Collections	$0.00

APPLICATION OF SHARED EXCESS AVAILABLE PRINCIPAL COLLECTIONS ALLOCATED TO SERIES 2015-3

1) Series 2015-3 Principal Collections Shortfall	$0.00
2) Shared Excess Available Principal Collections	$0.00
3) During the Controlled Accumulation Period:
3a) Amount deposited in the Principal Funding Account	$0.00
4) During the Early Amortization Period:
4a) Paid to the Class A Noteholders	$0.00
4b) Paid to the Class B Noteholders	$0.00

Holder of the Transferor Interest	$17,413,869.41

SERIES 2015-3 ACCOUNT INFORMATION

Accumulation Reserve Account balance
Beginning balance	$0.00
Current deposit	$0.00
Accumulation Reserve Draw Amount	$0.00
Ending Balance	$0.00

Principal Funding Account balance
Beginning balance	$0.00
Current deposit	$0.00
Paid to the Class A Noteholders	$0.00
Paid to the Class B Noteholders	$0.00
Ending Balance	$0.00

SERIES 2015-3 PERFORMANCE DATA

Portfolio Yield
Current Monthly Period	16.77%
Prior Monthly Period	16.36%
Second Prior Monthly Period	14.59%
Base Rate
Current Monthly Period	2.76%
Prior Monthly Period	2.68%
Second Prior Monthly Period	2.78%
Excess Spread Percentage
Current Monthly Period	14.00%
Prior Monthly Period	13.67%
Second Prior Monthly Period	11.81%
Quarterly Excess Spread Percentage	13.16%
Required Excess Spread Percentage	0.00%
Is the Quarterly Excess Spread Percentage greater than the Required Excess Spread Percentage?	Yes

To the knowledge of the undersigned, no Early Amortization Event or Early Redemption Event has occurred.

Capitalized terms used in the Monthly Servicer's Statement have their respective meanings set forth in the Indenture, Indenture Supplement and the Servicing Agreement.

At the date of this report, the Transferor as “originator” for the purposes of EU Regulation no. 575/2013 (the “CRR”) retains an economic interest in Barclays Dryrock Issuance Trust in the form of the minimum transferor interest (option (b)) in accordance with Article 405 of the CRR. The current transferor interest is disclosed in the relevant section of this report.

BARCLAYS BANK DELAWARE, as Servicer By: /s/ Yasser Rezvi Name: Yasser Rezvi Title: Treasurer

 MONTHLY SERVICER’S CERTIFICATE

 BARCLAYS BANK DELAWARE

BARCLAYS DRYROCK ISSUANCE TRUST

Series 2015-4

The undersigned, a duly authorized representative of Barclays Bank Delaware, as servicer (“BBD”), pursuant to the Amended and Restated Servicing Agreement, dated August 1, 2012 and as amended and restated as of December 17, 2013 (the “Agreement”), among BARCLAYS DRYROCK FUNDING LLC, a Delaware limited liability company, as transferor, BBD, as servicer and administrator, BARCLAYS DRYROCK ISSUANCE TRUST, a statutory trust created under the laws of the State of Delaware (the “Trust”), and U.S. BANK NATIONAL ASSOCIATION, as Indenture Trustee (the “Indenture Trustee”), does hereby certify that:

1.
Capitalized terms used in this Certificate have their respective meanings set forth in the Agreement or the Amended and Restated Indenture, dated as of August 1, 2012, amended and restated as of December 17, 2013 and as amended by the first amendment thereto, dated as of July 6, 2015 (the “Indenture”), between the Trust and the Indenture Trustee, as supplemented by the Series 2015-4 Indenture Supplement, dated as of November 4, 2015 (as amended, the “Indenture Supplement” and together with the Indenture, the “Indenture”), as applicable.

2.	BBD is, as of the date hereof, the Servicer under the Agreement.
3.	The undersigned is an Authorized Officer of the Servicer who is duly authorized pursuant to the Agreement to execute and deliver this Certificate to the Indenture Trustee.
4.	This Certificate relates to the Payment Date occurring on April 15, 2016.
5.
As of the date hereof, to the best knowledge of the undersigned, the Servicer has performed in all material respects its obligations under the Agreement and the Indenture through the Monthly Period preceding such Payment Date and no material default in the performance of such obligations has occurred or is continuing except as set forth in paragraph 6 below.

6.
The following is a description of each material default in the performance of the Servicer’s obligations under the provisions of the Agreement known to me to have been made by the Servicer through the Monthly Period preceding such Payment Date, which sets forth in detail (i) the nature of each such default, (ii) the action taken by the Servicer, if any, to remedy each such default and (iii) the current status of each such default:

a.

 IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Certificate this 15th day of April, 2016.

BARCLAYS BANK DELAWARE, as Servicer

By: /s/ Yasser Rezvi
Name: Yasser Rezvi
Title: Treasurer

MONTHLY NOTEHOLDERS’ STATEMENT

BARCLAYS DRYROCK ISSUANCE TRUST

Series 2015-4

MONTHLY PERIOD ENDING March 31, 2016

Pursuant to (i) the Amended and Restated Indenture, dated as of August 1, 2012, amended and restated as of December 17, 2013 and as amended by the first amendment thereto, dated as of July 6, 2015 (the “Indenture”), between Barclays Dryrock Issuance Trust (the “Issuer” or the “Trust”), and U.S. Bank National Association, as indenture trustee (the “Indenture Trustee”), as supplemented by the Indenture Supplement, dated as of November 4, 2015, (the “Indenture Supplement”), between the Issuer and the Indenture Trustee, and (ii) the Amended and Restated Servicing Agreement, dated as of August 1, 2012 and amended and restated as of December 17, 2013 (the “Servicing Agreement”), among Barclays Dryrock Funding LLC, as transferor (the “Transferor”), Barclays Bank Delaware, as servicer and administrator (“BBD” or the “Servicer”), the Issuer and the Indenture Trustee, BBD as Servicer is required to prepare certain information each month regarding current payments to the Series 2015-4 Noteholders and the performance of the Trust during the previous monthly period.  The information prepared with respect to the Payment Date of April 15, 2016 is set forth below.  Capitalized terms used in this Monthly Noteholders' Statement have their respective meanings set forth in the Indenture, the Indenture Supplement and the Servicing Agreement.

A) Information regarding payments in respect of the Class A Notes	$250,000,000.00

(1) The total amount of the payment in respect of the Class A Notes	$358,333.33
(2) The amount of the payment set forth in line item (1) above in respect of Class A Monthly Interest	$358,333.33
(3) The amount of the payment set forth in line item (1) above in respect of Class A Monthly Interest previously due but not distributed on a prior Payment Date	$0.00
(4) The amount of the payment set forth in line item (1) above in respect of Class A Additional Interest and the amount of Class A Additional Interest previously due but not distributed on a prior Payment Date	$0.00
(5) The amount of the payment set forth in line item (1) above in respect of principal of the Class A Notes	$0.00

B) Information regarding payments in respect of the Class B Notes	$54,879,000.00

(1) The total amount of the payment in respect of the Class B Notes	$0.00
(2) The amount of the payment set forth in line item (1) above in respect of Class B Monthly Interest	$0.00
(3) The amount of the payment set forth in line item (1) above in respect of Class B Monthly Interest previously due but not distributed on a prior Payment Date	$0.00
(4) The amount of the payment set forth in line item (1) above in respect of Class B Additional Interest and the amount of Class B Additional Interest previously due but not distributed on a prior Payment Date	$0.00
(5) The amount of the payment set forth in line item (1) above in respect of principal of the Class B Notes	$0.00

BARCLAYS BANK DELAWARE, as Servicer
By: /s/ Yasser Rezvi
Name: Yasser Rezvi
Title: Treasurer

MONTHLY SERVICER'S STATEMENT

BARCLAYS DRYROCK ISSUANCE TRUST

Series 2015-4
MONTHLY PERIOD ENDING March 31, 2016

Record date			March 31, 2016
Payment date			April 15, 2016
Monthly period beginning			March 01, 2016
Monthly period ending			March 31, 2016
Previous payment date			March 15, 2016
Interest period beginning			March 15, 2016
Interest period ending			April 14, 2016
Days in monthly period			31
Days in interest period			30

TRUST RECEIVABLES INFORMATION

Beginning of monthly period principal receivables balance			$7,694,197,286.46
Beginning of monthly period non-principal receivables balance			$91,410,605.85
Beginning of monthly period total receivables balance			$7,785,607,892.31
Addition of principal receivables balance			$0.00
Addition of non-principal receivables balance			$0.00
Removal of principal receivables balance			$0.00
Removal of non-principal receivables balance			$0.00
End of monthly period principal receivables balance			$7,624,643,493.94
End of monthly period non-principal receivables balance			$84,659,304.17
End of monthly period total receivables balance			$7,709,302,798.11

TRUST COLLECTIONS INFORMATION

Finance charge collections			$78,452,368.63
Fees			$11,775,491.81
Interchange			$35,511,976.44
Recoveries			$3,351,166.21
Investment earnings on Issuer Accounts			$65,355.67
Total finance charge collections			$129,091,003.09
Principal collections			$1,913,079,781.39
*Total payment rate			25.73%

(* Total payment rate does not include investment earnings)

TRUST DEFAULT INFORMATION

Default Amount / Total Gross Losses			$21,646,346.51
Total Recoveries			($3,351,166.21)
Total Net Losses			$18,295,180.30
Portfolio Principal Balance			$7,694,197,286.46
Total Gross Losses as a percentage of the Portfolio Principal Balance			3.38%
Total Net Losses as a percentage of the Portfolio Principal Balance			2.85%
Number of accounts experiencing a loss			6,388
Average Net Loss per account			$2,863.99

Delinquency Data	Percentage	# accounts	Total receivables
1-30 days delinquent	1.36%	31,352	$104,755,731.08
31-60 days delinquent	0.56%	11,461	$42,998,970.69
61-90 days delinquent	0.41%	7,843	$31,675,979.63
91-120 days delinquent	0.35%	6,738	$27,218,194.22
121-150 days delinquent	0.33%	6,052	$25,103,307.15
151-180 days delinquent	0.30%	5,361	$22,944,041.30
181 and greater days delinquent	0.00%	0	$0.00

TRANSFEROR INFORMATION

Transferor Percentage as of the Transferor Amount Measurement Date			33.26%
Minimum Transferor Amount Percentage in Calendar Month			31.42%
Required Transferor Amount Percentage			6.00%

ISSUER ACCOUNT INFORMATION

Barclays Dryrock Issuance Trust Collection Account balance as of end of monthly period			$369,002,369.19
Barclays Dryrock Issuance Trust Excess Funding Account balance as of end of monthly period			$0.00

BARCLAYS DRYROCK ISSUANCE TRUST

Series Name			2015-4
Expected Final Payment Date			10/15/2018
Scheduled start of accumulation period			10/01/2017
Series 2015-4 Stated Principal Amount			$304,879,000.00
Series 2015-4 Allocation Amount			$304,879,000.00
Series 2015-4 Floating Allocation Percentage			3.9625%
Series 2015-4 Principal Allocation Percentage			3.9625%

Class Details	Margin	Total Interest Rate	Stated Principal Amount
Class A		1.72%	$250,000,000.00
Class B	0.00%	0.00%	$54,879,000.00

ALLOCATION OF SERIES 2015-4 AVAILABLE FINANCE CHARGE COLLECTIONS

1) Series 2015-4 Available Finance Charge Collections			$5,117,760.84
2) Class A Notes
a) Class A Monthly Interest			$358,333.33
b) Class A Monthly Interest previously due but not paid			$0.00
c) Class A Additional Interest and Class A Additional Interest previously due but not paid			$0.00
3) Series 2015-4 Servicing Fee paid to Servicer			$503,538.32
4) Series 2015-4 Servicing Fee, previously due but not paid			$0.00
5) Class B Notes
a) Class B Monthly Interest			$0.00
b) Class B Monthly Interest previously due but not paid			$0.00
c) Class B Additional Interest and Class B Additional Interest previously due but not paid			$0.00
6) Series 2015-4 Default Amount treated as Series 2015-4 Available Principal Collections			$857,726.52
7) Unreimbursed Investor Charge-offs and Reallocated Principal Collections treated as Series 2015-4 Available Principal Collections			$0.00
8) Accumulation Reserve Account funding			$0.00
9) In the event of default and acceleration, the Outstanding Dollar Principal Amount of the notes treated as Series 2015-4 Available Principal Collections			$0.00
10) Shared Excess Available Finance Charge Collections available for allocation to other series in Shared Excess Available Finance Charge Collections (Group 1)			$3,398,162.67
11) Amount due under any other obligations of Barclays Dryrock Issuance Trust under the Transaction Documents			$0.00
12) Holder of the Transferor Interest			$3,398,162.67

APPLICATION OF SHARED EXCESS AVAILABLE FINANCE CHARGE COLLECTIONS ALLOCATED TO SERIES 2015-4

1) Series 2015-4 Available Finance Charge Collections Shortfall			$0.00
2) Shared Excess Available Finance Charge Collections allocated to Series 2015-4			$0.00
3) Class A Monthly Interest and Class A Additional Interest and any past due amounts			$0.00
4) Unpaid Servicing Fee			$0.00
5) Class B Monthly Interest and Class B Additional Interest and any past due amounts			$0.00
6) Default Amount treated as Available Principal Collections			$0.00
7) Unreimbursed Investor charge-offs and Reallocated Principal Collections treated as Series 2015-4 Available Principal Collections			$0.00
8) Accumulation Reserve Account			$0.00
9) Holder of the Transferor Interest			$0.00

SERIES 2015-4 AVAILABLE PRINCIPAL COLLECTIONS

Principal Collections allocated to Series 2015-4			$75,804,899.33
less Reallocated Principal Collections			$0.00
plus Series Default Amount Paid from finance charge collections			$857,726.52
plus an amount equal to the sum of Investor Charge-offs and the amount of Reallocated Principal Collections previously not reimbursed, paid by Available Finance Charge Collections			$0.00
Series 2015-4 Available Principal Collections			$76,662,625.85
Series 2015-4 Available Principal Collections, less any amount released and used to purchase Receivables under Section 4.01(f) of the Series 2015-4 Indenture Supplement			$14,502,802.35

APPLICATION OF SERIES 2015-4 AVAILABLE PRINCIPAL COLLECTIONS DURING REVOLVING PERIOD

1) Shared Excess Available Principal Collections			$14,502,802.35

APPLICATION OF SERIES 2015-4 PRINCIPAL COLLECTIONS DURING CONTROLLED ACCUMULATION PERIOD

1) Amount deposited in the Principal Funding Account	$0.00
2) Shared Excess Available Principal Collections	$0.00

APPLICATION OF SERIES 2015-4 AVAILABLE PRINCIPAL COLLECTIONS DURING EARLY AMORTIZATION PERIOD

1) Paid to the Class A Noteholders	$0.00
2) Paid to the Class B Noteholders	$0.00
3) Shared Excess Available Principal Collections	$0.00

APPLICATION OF SHARED EXCESS AVAILABLE PRINCIPAL COLLECTIONS ALLOCATED TO SERIES 2015-4

1) Series 2015-4 Principal Collections Shortfall	$0.00
2) Shared Excess Available Principal Collections	$0.00
3) During the Controlled Accumulation Period:
3a) Amount deposited in the Principal Funding Account	$0.00
4) During the Early Amortization Period:
4a) Paid to the Class A Noteholders	$0.00
4b) Paid to the Class B Noteholders	$0.00

Holder of the Transferor Interest	$14,502,802.35

SERIES 2015-4 ACCOUNT INFORMATION

Accumulation Reserve Account balance
Beginning balance	$0.00
Current deposit	$0.00
Accumulation Reserve Draw Amount	$0.00
Ending Balance	$0.00

Principal Funding Account balance
Beginning balance	$0.00
Current deposit	$0.00
Paid to the Class A Noteholders	$0.00
Paid to the Class B Noteholders	$0.00
Ending Balance	$0.00

SERIES 2015-4 PERFORMANCE DATA

Portfolio Yield
Current Monthly Period	16.77%
Prior Monthly Period	16.36%
Second Prior Monthly Period	14.59%
Base Rate
Current Monthly Period	3.41%
Prior Monthly Period	3.41%
Second Prior Monthly Period	3.41%
Excess Spread Percentage
Current Monthly Period	13.36%
Prior Monthly Period	12.95%
Second Prior Monthly Period	11.18%
Quarterly Excess Spread Percentage	12.49%
Required Excess Spread Percentage	0.00%
Is the Quarterly Excess Spread Percentage greater than the Required Excess Spread Percentage?	Yes

To the knowledge of the undersigned, no Early Amortization Event or Early Redemption Event has occurred.

Capitalized terms used in the Monthly Servicer's Statement have their respective meanings set forth in the Indenture, Indenture Supplement and the Servicing Agreement.

At the date of this report, the Transferor as “originator” for the purposes of EU Regulation no. 575/2013 (the “CRR”) retains an economic interest in Barclays Dryrock Issuance Trust in the form of the minimum transferor interest (option (b)) in accordance with Article 405 of the CRR. The current transferor interest is disclosed in the relevant section of this report.

BARCLAYS BANK DELAWARE, as Servicer By: /s/ Yasser Rezvi Name: Yasser Rezvi Title: Treasurer